                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF THE PRUDENTIAL
SERIES FUND, INC.:

In our opinion, the accompanying Statements of Assets and
Liabilities, including
the  Schedules of Investments,  and the related Statements
of Operations and of
Changes in  Net Assets  and  the Financial  Highlights
present fairly,  in  all
material  respects, the  financial position of  each of  the fifteen portfolios,
Money Market, Diversified Bond, Government  Income, Zero
Coupon Bond 2000,  Zero
Coupon  Bond  2005, Conservative  Balanced, Flexible
Managed, High  Yield Bond,
Stock Index, Equity  Income, Equity, Prudential  Jennison,
Small  Capitalization
Stock,  Global and Natural Resources, that  comprise The
Prudential Series Fund,
Inc. (collectively the "Portfolios") at December  31, 1996,
the results of  each
of  their operations, the changes in each of their net
assets, and each of their
financial highlights for the  year ended December 31,  1996, in conformity  with
generally   accepted  accounting  principles.  These
financial  statements  and
financial highlights (hereafter referred to  as "financial
statements") are  the
responsibility  of the Portfolios' management;  our
responsibility is to express
an opinion on these financial statements  based on our
audits. We conducted  our
audits  of  these financial  statements  in accordance  with generally accepted
auditing standards which require  that we plan and  perform
the audit to  obtain
reasonable assurance about whether the financial statements
are free of material
misstatement.  An audit includes examining, on a test basis, evidence supporting
the  amounts  and  disclosures  in  the  financial
statements,  assessing   the
accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above. The accompanying Statements of Changes in Net Assets and Financial Highlights of the Prudential Jennison
Portfolio and Small Capitalization Stock Portfolio for the period April 25, 1995 through December 31, 1995, and the accompanying Statements of Changes in Net
Assets for the year ended December 31, 1995, and Financial Highlights for each of the four years in the period ended December 31, 1995 for each of the other thirteen portfolios were audited by other independent accountants, whose opinion dated February 15, 1996 was unqualified.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY 10036
February 14, 1997

                                       E1

BOARD OF
DIRECTORS               THE PRUDENTIAL SERIES FUND, INC.

MENDEL A. MELZER           W. SCOTT McDONALD, JR.,    E.
MICHAEL CAULFIELD,
  CHAIRMAN,                  PhD.                       CEO,
  THE PRUDENTIAL SERIES      EXECUTIVE VICE
PRUDENTIAL INVESTMENTS
  FUND, INC.                 PRESIDENT,
PRESIDENT, THE
                             FAIRLEIGH DICKINSON
PRUDENTIAL SERIES FUND,
                             UNIVERSITY                 INC.

          SAUL K. FENSTER, PhD.              JOSEPH WEBER,
PhD.
            PRESIDENT, NEW JERSEY              VICE
PRESIDENT,
            INSTITUTE OF TECHNOLOGY            INTERCLASS

(INTERNATIONAL
                                               CORPORATE
LEARNING)

                                TAX INFORMATION

Although  we  understand   that  the  vast   majority,  if
not   all,  of   the
shareholders/contract holders of the Series Fund currently maintain a tax deferred status, we are nevertheless required by the Internal Revenue Code to advise you within 60 days of the Series Fund's fiscal year end (December 31,
1996) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, we are advising you that in 1996, the Fund paid dividends as follows:

                              Ordinary Dividends
                                            Short-Term
Long-Term    Total
                                    Income Capital Gains
Capital Gains Dividends

Money Market Portfolio             $  0.510
$  0.510
Diversified Bond Portfolio            0.727
0.727
Government Income Portfolio           0.740
0.740
Zero Coupon Bond 2000 Portfolio       0.540
0.540
Zero Coupon Bond 2005 Portfolio       0.639             $
0.138     0.777
Conservative Balanced Portfolio       0.661 $     0.047
0.980     1.688
Flexible Managed Portfolio            0.577       0.218
1.631     2.426
High Yield Bond Portfolio             0.793
0.793
Stock Index Portfolio                 0.404       0.066
0.207     0.677
Equity Income Portfolio               0.711       0.121
0.384     1.216
Equity Portfolio                      0.671       0.319
2.282     3.272
Prudential Jennison Portfolio         0.030
0.030
Small Capitalization Stock
Portfolio                             0.094       0.229
0.039     0.362
Global Portfolio                      0.107       0.082
0.546     0.735
Natural Resources Portfolio           0.138       0.226
2.392     2.756

                      NOTES TO THE FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.

NOTE 1:  GENERAL

The  Prudential  Series  Fund,  Inc. ("Series  Fund"),  a
Maryland corporation,
organized on November 15, 1982, is a diversified open-end
management  investment
company  registered under  the Investment Company  Act of
1940,  as amended. The
Series Fund is  composed of  fifteen Portfolios
("Portfolio" or  "Portfolios"),
each   with  a  separate  series  of  capital  stock:  Money
Market  Portfolio,
Diversified Bond Portfolio, Government Income  Portfolio,
Zero Coupon Bond  2000
Portfolio,  Zero Coupon  Bond 2005  Portfolio, Conservative
Balanced Portfolio,
Flexible Managed Portfolio,  High Yield Bond  Portfolio,
Stock Index  Portfolio,
Equity  Income Portfolio, Equity Portfolio, Prudential
Jennison Portfolio, Small
Capitalization  Stock  Portfolio,   Global  Portfolio   and
Natural   Resources
Portfolio. Shares in the Series Fund are currently sold only to certain separate accounts of The Prudential Insurance Company of America ("The Prudential"),
Pruco Life Insurance  Company and  Pruco Life  Insurance
Company  of New  Jersey
(together referred to as the "Companies") to fund benefits under certain variable life insurance and variable annuity contracts ("contracts") issued by the Companies. The accounts invest in shares of the Series Fund through subaccounts that correspond to the portfolios. The accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

NOTE 2:  ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Series Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

SECURITIES VALUATION:   Securities traded  on an exchange
(whether domestic  or
foreign) are valued at the last reported sales price on the primary exchange on which they are traded. Securities traded in the over-the-counter market
(including securities listed on exchanges for which a last sales price is not available) are valued at the average of the last reported bid and asked prices.
Convertible debt securities are valued at the mean between the most recently quoted bid and asked prices provided by principal market makers. High yield bonds are valued either by quotes received from principal market makers or by an independent pricing service which determine prices by analysis of quality, coupon, maturity and other factors. Any security for which a reliable market quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Series Fund's Board of Directors.

The Money Market, Conservative Balanced and Flexible Managed Portfolios use amortized cost to value short-term securities. Short-term securities that are held in the other Portfolios which mature in more than 60 days are valued at current market quotations and those short-term securities which mature in 60 days or less are valued at amortized cost.

REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Series Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may be delayed or limited. (See Note 5).

FOREIGN CURRENCY TRANSLATION:   The  books and records  of
the  Series Fund  are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S.
dollars on the following basis:

(i) market value of investment securities, other assets and liabilities - at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses -at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at
the foreign exchange
rates  and market values at  the close of the fiscal  year,
the Series Fund does
not isolate that portion  of the results  of operations
arising  as a result  of
changes in the foreign exchange rates from the fluctuations
arising from changes
in  the  market  prices  of securities  held  at  the end
of  the  fiscal year.
Similarly,  the   Series  Fund   does  not   isolate  the
effect  of   changes

                                       C1
in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal year.
Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized  gains  (losses) on  foreign  currency
transactions  represent  net
foreign  exchange gains or losses from  holdings of foreign
currencies, currency
gains or losses  realized between  the trade  and settlement dates on  security
transactions,  and the difference between the amounts of
dividends, interest and
foreign taxes recorded on the Series Fund's books and the
U.S. dollar equivalent
amounts actually received or paid. Net unrealized currency
gains or losses  from
valuing   foreign  currency  denominated  assets  and
liabilities  (other  than
investments) at fiscal year end exchange  rates are
reflected as a component  of
net   unrealized   appreciation  (depreciation)   on
investments   and  foreign
currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

SHORT SALES: Certain portfolios of the Series Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

OPTIONS: The Series Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value with respect to securities which the Series Fund currently owns or intends to purchase. The
Series Fund's principal reason for writing options is to realize, through receipts of premiums, a greater current return than would be realized on the underlying security alone. When the Series Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Series Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Series Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss.
Gain or loss on purchased options is included in net realized gain (loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.

The Series Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased
(put). As a result, the
Series Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

FINANCIAL  FUTURES CONTRACTS:   A financial futures contract
is an agreement to
purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the "initial margin". Subsequent payments, known as "variation margin", are made or received by the Series Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

The Series Fund invests in financial futures contracts in order to hedge its existing portfolio securities or securities the Series Fund intends to purchase, against fluctuations in value. Under a variety of circumstances, the Series Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying assets.

                                       C2

SECURITIES  TRANSACTIONS  AND INVESTMENT  INCOME:
Securities  transactions are
recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of three elements: stated coupon, original issue discount and market discount, is recorded on the accrual basis. Certain Portfolios own shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their costs. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Series Fund expenses are allocated to the respective portfolios on the basis of relative net assets.

CUSTODY FEE CREDITS:  The Series Fund, exclusive of the
Global Portfolio, has an
arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statements of
Operations.

TAXES: For federal income tax purposes, each portfolio in the Series Fund is treated as a separate taxpaying entity. It is the intent of the Series Fund to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund's understanding of the applicable country's tax rules and regulations.

DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions of each Portfolio are declared in cash and automatically reinvested in additional shares of the Fund.
The Money Market Portfolio will declare and reinvest dividends from net investment income and net realized capital gain (loss) daily. Each other
Portfolio will declare and distribute dividends from net investment income and distributions from net realized gains, if any, twice a year. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

RECLASSIFICATION  OF CAPITAL ACCOUNTS:  The Series Fund
accounts for and reports
distributions to  shareholders  in accordance  with  the
American  Institute  of
Certified   Public  Accountants'  Statement  of  Position
93-2:  Determination,
Disclosure, and Financial Statement Presentation  of Income,
Capital Gains,  and
Return of Capital Distributions by Investment Companies. As a result of this statement, the Series Fund changed the classification of distributions to shareholders to disclose the amounts of undistributed net investment income and accumulated net realized gain (loss) on investments available for distributions determined in accordance with income tax regulations. For the fiscal year ended
December 31, 1996, the application of this statement increased (decreased) paid-in capital in excess of par (PC), undistributed net investment income
("UNI") and accumulated net realized gains (losses) on investments ("G/L") by the following amounts:

                                                  PC
UNI          G/L
                                              -----------  -
----------  -----------
Diversified Bond Portfolio..................  $(7,574,364) $
(617,274) $ 8,191,638
Government Income Portfolio.................      (16,529)
(1,481,055)   1,497,584
Zero Coupon Bond 2000 Portfolio.............      (49,536)
49,665        (129)
Conservative Balanced Portfolio.............  (15,661,578)
3,079,619   12,581,959
Flexible Managed Portfolio..................  (31,413,181)
8,052,179   23,361,002
High Yield Portfolio........................   (3,589,971)
2,838,653      751,318
Stock Index Portfolio.......................     (937,091)
448,481      488,610
Equity Income Portfolio.....................   (3,889,621)
11,442,266  (7,552,645)
Equity Portfolio............................  (10,995,498)
6,099,985    4,895,513
Prudential Jennison Portfolio...............           --
130,598    (130,598)
Global Portfolio............................     (373,014)
5,985,915  (5,612,901)
Natural Resources Portfolio.................      (39,838)
(86,067)     125,905

Net investment income, net realized gains and net assets were not affected by these reclassifications.

                                       C3

NOTE 3:  AGREEMENTS

The Series Fund has an investment advisory agreement with The Prudential.
Pursuant to this agreement The Prudential has responsibility for all investment advisory services and supervises the subadvisers' performance of such services.
The Prudential has entered into a service agreement with The Prudential
Investment Corporation ("PIC"), which provides that PIC will furnish to The
Prudential such services as The Prudential may require in connection with the performance of its obligations under the investment advisory agreement with the
Series Fund. In addition, The Prudential has entered into a subadvisory agreement with Jennison Capital Corp. ("Jennison"), under which Jennison furnishes investment advisory services in connection with the management of the
Prudential Jennison Portfolio. The Prudential compensates Jennison for its services as follows: 0.75% on the first $10 million of that Portfolio's average daily net assets, 0.50% on the next $30 million, 0.35% on the next $25 million,
0.25%  on  the next  $335  million, 0.22%  on the  next
$600 million  and 0.20%
thereafter. The Prudential pays for the cost of PIC's services, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Series Fund bears all other costs and expenses.

The investment advisory fee paid The Prudential is computed daily and payable quarterly, at the annual rates specified below of the value of each of the
Portfolios' average daily net assets:

                        Fund
Investment Advisory Fee
Money Market Portfolio..............................
0.40%
Diversified Bond Portfolio..........................
0.40
Government Income Portfolio.........................
0.40
Zero Coupon Bond 2000 Portfolio.....................
0.40
Zero Coupon Bond 2005 Portfolio.....................
0.40
Conservative Balanced Portfolio.....................
0.55
Flexible Managed Portfolio..........................
0.60
High Yield Bond Portfolio...........................
0.55
Stock Index Portfolio...............................
0.35
Equity Income Portfolio.............................
0.40
Equity Portfolio....................................
0.45
Prudential Jennison Portfolio.......................
0.60
Small Capitalization Stock Portfolio................
0.40
Global Portfolio....................................
0.75
Natural Resources Portfolio.........................
0.45

The Prudential  has agreed  to refund  to  a Portfolio
(other than  the  Global
Portfolio),  the portion of the investment advisory fee for
that Portfolio equal
to the amount that the  aggregate annual ordinary operating
expenses  (excluding
interest, taxes and brokerage commissions) exceeds 0.75% of the Portfolio's average daily net assets. No refund was required for the fiscal year ended
December 31, 1996.

PIC and Jennison are indirect, wholly-owned subsidiaries of The Prudential.

                                       C4

NOTE 4:  OTHER TRANSACTIONS WITH AFFILIATES

For the fiscal year ended December 31, 1996, Prudential
Securities Incorporated,
an indirect, wholly owned subsidiary of The Prudential, earned $961,524 in brokerage commissions from transactions executed on behalf of the Series Fund as follows:

                             Fund
Commission
Conservative Balanced
Portfolio................................   $ 120,976
Flexible Managed
Portfolio.....................................     582,317
Equity Income
Portfolio........................................
66,311
Equity
Portfolio...............................................
165,924
Global
Portfolio...............................................
19,388
Natural Resources
Portfolio....................................       6,608

------------

$ 961,524

As of December 31,  1996, The Prudential had  investments of
$14,361,824 in  the
Prudential  Jennison Portfolio and $14,367,378 in the Small
Capitalization Stock
Portfolio.

NOTE 5:  JOINT REPURCHASE AGREEMENT ACCOUNT

The portfolios  of the  Series Fund  (excluding Global
Portfolio) may  transfer
uninvested cash balances into a single joint repurchase agreement account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Government obligations. The Series Fund's undivided interest in the joint repurchase agreement account represented
$868,381,000 as of December 31, 1996. The Portfolios of the Series Fund with cash invested in the joint account had the following principal amounts and percentage participation in the account:


Principal     Percentage

Amount        Interest
                                                       -----
--------  ------------
Diversified Bond Portfolio...........................  $
15,414,000        1.78%
Government Income Portfolio..........................
6,517,000        0.75
Zero Coupon Bond 2000 Portfolio......................
296,000        0.03
Conservative Balanced Portfolio......................
22,692,000        2.61
Flexible Managed Portfolio...........................
70,099,000        8.07
High Yield Bond Portfolio............................
31,450,000        3.62
Stock Index Portfolio................................
53,762,000        6.19
Equity Income Portfolio..............................
33,746,000        3.89
Equity Portfolio.....................................
599,921,000       69.09
Prudential Jennison Portfolio........................
10,688,000        1.23
Small Capitalization Stock Portfolio.................
15,582,000        1.79
Natural Resources Portfolio..........................
8,214,000        0.95
                                                       -----
--------  ------------
                                                       $
868,381,000      100.00%

As of such date, each repurchase agreement in the joint account and the collateral therefor were as follows:

Bear, Stearns & Co., Inc., 6.75%, in the principal amount of $265,000,000, repurchase price $265,099,375, due 1/2/97. The value of the collateral including accrued interest was $270,501,866.

Goldman, Sachs & Co., Inc., 5.85%, in the principal amount of $73,381,000, repurchase price $73,404,849, due 1/2/97. The value of the collateral including accrued interest was $75,883,443.

Smith Barney, Inc., 6.65%, in the principal amount of $265,000,000, repurchase price $265,097,902, due 1/2/97. The value of the collateral including accrued interest was $270,820,275.

UBS Securities Corp., 6.65%, in the principal amount of $265,000,000, repurchase price $265,097,902, due 1/2/97. The value of the collateral including accrued interest was $270,302,336.

The weighted average interest rate of these repurchase agreements was 6.613%.

                                       C5

NOTE 6:  PORTFOLIO SECURITIES

The aggregate cost of purchase and the proceeds from the sales of securities
(excluding  short-term issues) for the fiscal  year ended
December 31, 1996 were
as follows:

Cost of Purchases:

                                                   ZERO
ZERO                                          HIGH
                    DIVERSIFIED    GOVERNMENT     COUPON
COUPON      CONSERVATIVE      FLEXIBLE        YIELD
                        BOND         INCOME        2000
2005         BALANCED        MANAGED          BOND
                    ------------  ------------  -----------
-----------  --------------  --------------  ------------
Debt Securities...  $1,474,912,068 $473,601,266 $22,217,643
$ 5,528,123  $10,348,623,701 $7,818,989,849  $343,629,174
Equity
  Securities......       0             0             0
0       $  524,839,665  $2,661,774,273  $ 10,633,778


SMALL
                       STOCK         EQUITY
PRUDENTIAL   CAPITALIZATION                    NATURAL
                       INDEX         INCOME       EQUITY
JENNISON        STOCK           GLOBAL       RESOURCES
                    ------------  ------------  -----------
-----------  --------------  --------------  ------------
Debt Securities...       0        $ 37,152,915       0
0             0               0              0
Equity
  Securities......  $322,878,792  $282,895,367  $644,784,097
$203,871,305 $   87,947,226  $  271,345,027  $179,453,886

Proceeds From Sales:

                                                   ZERO
ZERO                                          HIGH
                    DIVERSIFIED    GOVERNMENT     COUPON
COUPON      CONSERVATIVE      FLEXIBLE        YIELD
                        BOND         INCOME        2000
2005         BALANCED        MANAGED          BOND
                    ------------  ------------  -----------
-----------  --------------  --------------  ------------
Debt Securities...  $1,351,233,287 $433,921,140 $ 3,706,830
$ 2,335,050  $9,086,693,898  $7,188,296,334  $319,599,876
Equity
  Securities......       0             0             0
0       $  797,513,299  $2,656,626,154  $  8,018,168


SMALL
                       STOCK         EQUITY
PRUDENTIAL   CAPITALIZATION                    NATURAL
                       INDEX         INCOME       EQUITY
JENNISON        STOCK           GLOBAL       RESOURCES
                    ------------  ------------  -----------
-----------  --------------  --------------  ------------
Debt Securities...       0        $ 44,135,081       0
0             0               0              0
Equity
  Securities......  $ 13,326,025  $197,334,087  $653,768,417
$61,951,658  $   10,754,845  $  187,932,378  $130,313,128

Transactions in options written during the  fiscal year
ended December 31,  1996
were as follows:

                               NATURAL RESOURCES
                            ------------------------
                              CALL OPTIONS WRITTEN
                            ------------------------
                             NUMBER OF    PREMIUMS
                             CONTRACTS    RECEIVED
                            -----------  -----------
Options outstanding at
  December 31, 1995.......         440    $ 163,675
Options written...........         134       43,147
Options terminated in
  closing purchase
  transactions............        (574)    (206,822)
                            -----------  -----------
Options outstanding at
  December 31, 1996.......       0            0
                            -----------  -----------
                            -----------  -----------

The federal income tax basis and unrealized appreciation/depreciation of the
Fund's investments as of December 31, 1996 were as follows:

ZERO           ZERO
                                   DIVERSIFIED    GOVERNMENT
COUPON         COUPON       CONSERVATIVE      FLEXIBLE
                                      BOND          INCOME
2000           2005          BALANCED        MANAGED
                                  -------------  -----------
--  -------------  -------------  --------------  ----------
----
Gross Unrealized Appreciation...   $16,153,798    $
6,581,659   $  2,208,685   $ 1,997,518    $413,912,093
$610,666,412
Gross Unrealized Depreciation...     1,997,928
4,229,749             --        89,880      67,562,846
36,056,964
Total Net Unrealized............    14,155,870
2,351,910      2,208,685     1,907,638     346,349,247
574,609,448
Tax Basis.......................   729,283,625
474,449,592     42,593,668    23,876,529   4,192,119,381
4,406,819,646


SMALL
                                      STOCK         EQUITY
PRUDENTIAL    CAPITALIZATION
                                      INDEX         INCOME
EQUITY        JENNISON         STOCK           GLOBAL
                                  -------------  -----------
--  -------------  -------------  --------------  ----------
----
Gross Unrealized Appreciation...   $546,264,662
$297,676,452  1$,153,620,111  $31,401,080    $ 22,262,161
$127,364,695
Gross Unrealized Depreciation...    13,128,946
53,301,876     71,614,946     6,675,173       6,974,999
16,756,986
Total Net Unrealized............   533,135,716
244,374,576  1,082,005,165    24,725,907      15,287,162
110,607,709
Tax Basis.......................  1,054,512,494
1,107,858,205  3,719,947,601   205,701,495     136,009,633
460,604,792

                                       HIGH
                                      YIELD
                                       BOND
                                  --------------
Gross Unrealized Appreciation...   $ 20,260,380
Gross Unrealized Depreciation...      8,960,353
Total Net Unrealized............     11,300,027
Tax Basis.......................    415,325,778

                                     NATURAL
                                    RESOURCES
                                  --------------
Gross Unrealized Appreciation...   $ 90,880,549
Gross Unrealized Depreciation...     12,691,982
Total Net Unrealized............     78,188,567
Tax Basis.......................    359,799,612

For federal  income  tax  purposes, the  following
Porfolios  had  post-October
deferred losses during 1996 and capital loss carryforwards utilized during 1996 and available to offset future realized capital gains:


CAPITAL
                             POST OCTOBER    CAPITAL LOSSES
LOSSES
                                LOSSES        CARRYFORWARDS
CARRYFORWARDS  EXPIRATION
                               DEFERRED     UTILIZED IN 1996
AVAILABLE        DATE
                            --------------  ----------------
-  ------------  -------------
Government Income
  Portfolio...............             --      $14,658,101
$7,917,291     12/31/2003
High Yield Bond
  Portfolio...............   $  2,303,758          818,030
972,998     12/31/1999

3,273,984     12/31/2002

15,084,494     12/31/2003

------------

19,331,476
Prudential Jennison
  Portfolio...............             --               --
2,160,575     12/31/2004
Natural Resources
  Portfolio...............         31,622               --
--             --

                                       C6

        FINANCIAL HIGHLIGHTS

                                                       MONEY
MARKET
                                     -----------------------
--------------------------
                                                        YEAR
ENDED

DECEMBER 31,
                                     -----------------------
--------------------------
                                       1996     1995(A)
1994(A)   1993(A)   1992(A)
                                     --------   --------  --
------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  year.............................  $  10.00   $  10.00  $
10.00  $  10.00  $  10.00
                                     --------   --------  --
------  --------  --------
Income From Investment Operations:
Net investment income and net
  realized gains...................      0.51       0.56
0.40      0.29      0.37
Dividends and distributions........     (0.51)     (0.56)
(0.40)    (0.29)    (0.37)
                                     --------   --------  --
------  --------  --------
Net Asset Value, end of year.......  $  10.00   $  10.00  $
10.00  $  10.00  $  10.00
                                     --------   --------  --
------  --------  --------
                                     --------   --------  --
------  --------  --------
TOTAL INVESTMENT RATE OF
  RETURN:(B).......................      5.22%      5.80%
4.05%     2.95%     3.79%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)........................    $668.8     $613.3
$583.3    $474.7    $528.7
Ratios to average net assets:
  Expenses.........................      0.44%      0.44%
0.47%     0.45%     0.47%
  Net investment income............      5.10%      5.64%
4.02%     2.90%     3.72%


DIVERSIFIED BOND
                                     -----------------------
--------------------------
                                                        YEAR
ENDED

DECEMBER 31,
                                     -----------------------
--------------------------
                                       1996     1995(A)
1994(A)   1993(A)   1992(A)
                                     --------   --------  --
------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  year.............................  $  11.31   $  10.04  $
11.10  $  10.83  $  11.00
                                     --------   --------  --
------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............      0.76       0.76
0.68      0.68      0.76
Net realized and unrealized gains
  (losses) on investments..........     (0.27)      1.29
(1.04)     0.40      0.01
                                     --------   --------  --
------  --------  --------
    Total from investment
    operations.....................      0.49       2.05
(0.36)     1.08      0.77
                                     --------   --------  --
------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment
  income...........................     (0.73)     (0.75)
(0.68)    (0.66)    (0.72)
Distributions from net realized
  gains............................        --      (0.03)
(0.02)    (0.15)    (0.22)
                                     --------   --------  --
------  --------  --------
    Total distributions............     (0.73)     (0.78)
(0.70)    (0.81)    (0.94)
                                     --------   --------  --
------  --------  --------
Net Asset Value, end of year.......  $  11.07   $  11.31  $
10.04  $  11.10  $  10.83
                                     --------   --------  --
------  --------  --------
                                     --------   --------  --
------  --------  --------
TOTAL INVESTMENT RETURN:(B)........      4.40%     20.73%
(3.23%)    10.13%     7.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)........................    $720.2     $655.8
$541.6    $576.2    $428.8
Ratios to average net assets:
  Expenses.........................      0.45%      0.44%
0.45%     0.46%     0.47%
  Net investment income............      6.89%      7.00%
6.41%     6.05%     6.89%
Portfolio turnover rate............       210%       199%
32%       41%       61%

(a) Calculations are based on average month-end shares outstanding, where applicable.

(b) Total investment returns are at the portfolio level and exclude contract specific charges which would reduce returns.

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES C1
THROUGH C6.

                                       D1

        FINANCIAL HIGHLIGHTS


GOVERNMENT INCOME
                                     -----------------------
---------------------------

YEAR ENDED

DECEMBER 31,
                                     -----------------------
---------------------------
                                       1996     1995(A)
1994(A)    1993(A)   1992(A)
                                     --------   --------  --
------   --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  year.............................  $  11.72   $  10.46  $
11.78   $  11.09  $  11.13
                                     --------   --------  --
------   --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............      0.75       0.74
0.70       0.70      0.73
Net realized and unrealized gains
  (losses) on investments..........     (0.51)      1.28
(1.31)      0.68     (0.09)
                                     --------   --------  --
------   --------  --------
    Total from investment
    operations.....................      0.26       2.02
(0.61)      1.38      0.64
                                     --------   --------  --
------   --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment
  income...........................     (0.74)     (0.76)
(0.71)     (0.64)    (0.59)
Distributions from net realized
  gains............................        --         --
--      (0.05)    (0.09)
                                     --------   --------  --
------   --------  --------
    Total distributions............     (0.74)     (0.76)
(0.71)     (0.69)    (0.68)
                                     --------   --------  --
------   --------  --------
Net Asset Value, end of year.......  $  11.22   $  11.72  $
10.46   $  11.78  $  11.09
                                     --------   --------  --
------   --------  --------
                                     --------   --------  --
------   --------  --------
TOTAL INVESTMENT RETURN:(B)........      2.22%     19.48%
(5.16%)    12.56%     5.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)........................    $482.0     $501.8
$487.6     $540.1    $315.5
Ratios to average net assets:
  Expenses.........................      0.46%      0.45%
0.45%      0.46%     0.53%
  Net investment income............      6.38%      6.55%
6.30%      5.91%     6.58%
Portfolio turnover rate............        95%       195%
34%        19%       81%

                                                   ZERO
COUPON BOND 2000
                                     -----------------------
---------------------------

YEAR ENDED

DECEMBER 31,
                                     -----------------------
---------------------------
                                       1996     1995(A)
1994(A)    1993(A)   1992(A)
                                     --------   --------  --
------   --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  year.............................  $  13.27   $  11.86  $
13.72   $  12.55  $  12.40
                                     --------   --------  --
------   --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............      0.55       0.59
0.92       0.85      0.89
Net realized and unrealized gains
  (losses) on investments..........     (0.36)      1.95
(1.91)      1.16      0.14
                                     --------   --------  --
------   --------  --------
    Total from investment
    operations.....................      0.19       2.54
(0.99)      2.01      1.03
                                     --------   --------  --
------   --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment
  income...........................     (0.54)     (0.60)
(0.85)     (0.84)    (0.88)
Distributions from net realized
  gains............................        --      (0.53)
(0.02)     (0.01)       --
                                     --------   --------  --
------   --------  --------
    Total distributions............     (0.54)     (1.13)
(0.87)     (0.84)    (0.88)
                                     --------   --------  --
------   --------  --------
Net Asset Value, end of year.......  $  12.92   $  13.27  $
11.86   $  13.72  $  12.55
                                     --------   --------  --
------   --------  --------
                                     --------   --------  --
------   --------  --------
TOTAL INVESTMENT RETURN:(B)........      1.53%     21.56%
(7.18%)    16.15%     8.59%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)........................     $44.7      $25.3
$20.6      $22.2     $16.7
Ratios to average net assets:
  Expenses.........................      0.52%      0.48%
0.51%      0.62%     0.66%
  Net investment income............      4.88%      4.53%
6.69%      6.21%     7.24%
Portfolio turnover rate............        13%        71%
9%         1%       --

(a) Calculations are based on average month-end shares outstanding, where applicable.

(b) Total investment returns are at the portfolio level and exclude contract specific charges which would reduce returns.

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES C1
THROUGH C6.

                                       D2

        FINANCIAL HIGHLIGHTS

                                                   ZERO
COUPON BOND 2005
                                     -----------------------
---------------------------

YEAR ENDED

DECEMBER 31,
                                     -----------------------
---------------------------
                                       1996     1995(A)
1994(A)    1993(A)   1992(A)
                                     --------   --------  --
------   --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  year.............................  $  13.19   $  10.74  $
12.68   $  11.03  $  10.87
                                     --------   --------  --
------   --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............      0.66       0.66
0.75       0.77      0.80
Net realized and unrealized gains
  (losses) on investments..........     (0.82)      2.73
(1.97)      1.62      0.21
                                     --------   --------  --
------   --------  --------
    Total from investment
    operations.....................     (0.16)      3.39
(1.22)      2.39      1.01
                                     --------   --------  --
------   --------  --------
LESS DISTRIBUTIONS
Dividends from net investment
  income...........................     (0.64)     (0.65)
(0.72)     (0.74)    (0.79)
Distributions from net realized
  gains............................     (0.14)     (0.29)
--         --     (0.06)
                                     --------   --------  --
------   --------  --------
    Total distributions............     (0.78)     (0.94)
(0.72)     (0.74)    (0.85)
                                     --------   --------  --
------   --------  --------
Net Asset Value, end of year.......  $  12.25   $  13.19  $
10.74   $  12.68  $  11.03
                                     --------   --------  --
------   --------  --------
                                     --------   --------  --
------   --------  --------
TOTAL INVESTMENT RETURN:(B)........     (1.01%)    31.85%
(9.61%)    21.94%     9.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)........................     $25.8      $23.6
$16.5      $14.5      $9.8
Ratios to average net assets:
  Expenses.........................      0.53%      0.49%
0.60%      0.66%     0.75%
  Net investment income............      5.42%      5.32%
6.53%      6.17%     7.46%
Portfolio turnover rate............        10%        69%
6%         4%       11%


CONSERVATIVE BALANCED
                                     -----------------------
--------------------------
                                                        YEAR
ENDED

DECEMBER 31,
                                     -----------------------
--------------------------
                                       1996     1995(A)
1994(A)   1993(A)   1992(A)
                                     --------   --------  --
------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  year.............................  $  15.31   $  14.10  $
14.91  $  14.24  $  14.32
                                     --------   --------  --
------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............      0.66       0.63
0.53      0.49      0.56
Net realized and unrealized gains
  (losses) on investments..........      1.24       1.78
(0.68)     1.23      0.41
                                     --------   --------  --
------  --------  --------
    Total from investment
    operations.....................      1.90       2.41
(0.15)     1.72      0.97
                                     --------   --------  --
------  --------  --------
LESS DISTRIBUTIONS
Dividends from net investment
  income...........................     (0.66)     (0.64)
(0.51)    (0.47)    (0.54)
Distributions from net realized
  gains............................     (1.03)     (0.56)
(0.15)    (0.58)    (0.51)
                                     --------   --------  --
------  --------  --------
    Total distributions............     (1.69)     (1.20)
(0.66)    (1.05)    (1.05)
                                     --------   --------  --
------  --------  --------
Net Asset Value, end of year.......  $  15.52   $  15.31  $
14.10  $  14.91  $  14.24
                                     --------   --------  --
------  --------  --------
                                     --------   --------  --
------  --------  --------
TOTAL INVESTMENT RETURN:(B)........     12.63%     17.27%
(0.97%)    12.20%     6.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)........................  $4,478.8   $3,940.8
$3,501.1  $3,103.2  $2,114.0
Ratios to average net assets:
  Expenses.........................      0.59%      0.58%
0.61%     0.60%     0.62%
  Net investment income............      4.13%      4.19%
3.61%     3.22%     3.88%
Portfolio turnover rate............       295%       201%
125%       79%       62%
Average commission rate paid per
  share............................   $0.0554        N/A
N/A       N/A       N/A

(a) Calculations are based on average month-end shares outstanding, where applicable.

(b) Total investment returns are at the portfolio level and exclude contract specific charges which would reduce returns.

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES C1
THROUGH C6.

                                       D3

        FINANCIAL HIGHLIGHTS


FLEXIBLE MANAGED
                                     -----------------------
--------------------------
                                                        YEAR
ENDED

DECEMBER 31,
                                     -----------------------
--------------------------
                                       1996     1995(A)
1994(A)   1993(A)   1992(A)
                                     --------   --------  --
------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  year.............................  $  17.86   $  15.50  $
16.96  $  16.01  $  16.29
                                     --------   --------  --
------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............      0.57       0.56
0.47      0.57      0.58
Net realized and unrealized gains
  (losses) on investments..........      1.79       3.15
(1.02)     1.88      0.61
                                     --------   --------  --
------  --------  --------
    Total from investment
    operations.....................      2.36       3.71
(0.55)     2.45      1.19
                                     --------   --------  --
------  --------  --------
LESS DISTRIBUTIONS
Dividends from net investment
  income...........................     (0.58)     (0.56)
(0.45)    (0.57)    (0.56)
Distributions from net realized
  gains............................     (1.85)     (0.79)
(0.46)    (0.93)    (0.91)
                                     --------   --------  --
------  --------  --------
    Total distributions............     (2.43)     (1.35)
(0.91)    (1.50)    (1.47)
                                     --------   --------  --
------  --------  --------
Net Asset Value, end of year.......  $  17.79   $  17.86  $
15.50  $  16.96  $  16.01
                                     --------   --------  --
------  --------  --------
                                     --------   --------  --
------  --------  --------
TOTAL INVESTMENT RETURN:(B)........     13.64%     24.13%
(3.16%)    15.58%     7.61%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)........................  $4,896.9   $4,261.2
$3,481.5  $3,292.2  $2,435.6
Ratios to average net assets:
  Expenses.........................      0.64%      0.63%
0.66%     0.66%     0.67%
  Net investment income............      3.07%      3.30%
2.90%     3.30%     3.63%
Portfolio turnover rate............       233%       173%
124%       63%       59%
Average commission rate paid per
  share............................   $0.0563        N/A
N/A       N/A       N/A

                                                     HIGH
YIELD BOND
                                    ------------------------
-------------------------
                                                       YEAR
ENDED

DECEMBER 31,
                                    ------------------------
-------------------------
                                      1996     1995(A)
1994(A)   1993(A)   1992(A)
                                    --------   --------  ---
-----  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  year............................. $   7.80   $   7.37  $
8.41  $   7.72  $   7.21
                                    --------   --------  ---
-----  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............     0.80       0.81
0.87      0.82      0.82
Net realized and unrealized gains
  (losses) on investments..........     0.06       0.46
(1.10)     0.63      0.42
                                    --------   --------  ---
-----  --------  --------
    Total from investment
    operations.....................     0.86       1.27
(0.23)     1.45      1.24
                                    --------   --------  ---
-----  --------  --------
LESS DISTRIBUTIONS
Dividends from net investment
  income...........................    (0.78)     (0.84)
(0.81)    (0.76)    (0.73)
Dividends in excess of net
  investment income................    (0.01)        --
--        --        --
                                    --------   --------  ---
-----  --------  --------
    Total distributions............    (0.79)     (0.84)
(0.81)    (0.76)    (0.73)
                                    --------   --------  ---
-----  --------  --------
Net Asset Value, end of year....... $   7.87   $   7.80  $
7.37  $   8.41  $   7.72
                                    --------   --------  ---
-----  --------  --------
                                    --------   --------  ---
-----  --------  --------
TOTAL INVESTMENT RETURN:(B)........    11.39%     17.56%
(2.72%)    19.27%    17.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)........................   $432.9     $367.9
$306.2    $282.9    $153.7
Ratios to average net assets:
  Expenses.........................     0.63%      0.61%
0.65%     0.65%     0.70%
  Net investment income............     9.89%     10.34%
9.88%     9.91%    10.67%
Portfolio turnover rate............       88%       139%
69%       96%       75%

(a) Calculations are based on average month-end shares outstanding, where applicable.

(b) Total investment returns are at the portfolio level and exclude contract specific charges which would reduce returns.

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES C1
THROUGH C6.

                                       D4

        FINANCIAL HIGHLIGHTS


STOCK INDEX
                                      ----------------------
---------------------------

YEAR ENDED

DECEMBER 31,
                                      ----------------------
---------------------------
                                        1996    1995(A)
1994(A)   1993(A)   1992(A)
                                      --------  --------   -
-------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  year.............................   $  19.96  $  14.96   $
15.20  $  14.22  $  13.61
                                      --------  --------   -
-------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............       0.40      0.40
0.38      0.36      0.35
Net realized and unrealized gains
  (losses) on investments..........       4.06      5.13
(0.23)     1.00      0.60
                                      --------  --------   -
-------  --------  --------
    Total from investment
    operations.....................       4.46      5.53
0.15      1.36      0.95
                                      --------  --------   -
-------  --------  --------
LESS DISTRIBUTIONS
Dividends from net investment
  income...........................      (0.40)    (0.38)
(0.37)    (0.35)    (0.33)
Distributions from net realized
  gains............................      (0.28)    (0.15)
(0.02)    (0.03)    (0.01)
                                      --------  --------   -
-------  --------  --------
    Total distributions............      (0.68)    (0.53)
(0.39)    (0.38)    (0.34)
                                      --------  --------   -
-------  --------  --------
Net Asset Value, end of year.......   $  23.74  $  19.96   $
14.96  $  15.20  $  14.22
                                      --------  --------   -
-------  --------  --------
                                      --------  --------   -
-------  --------  --------
TOTAL INVESTMENT RETURN:(B)........      22.57%    37.06%
1.01%     9.66%     7.13%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)........................   $1,581.4  $1,031.3
$664.5    $615.1    $433.5
Ratios to average net assets:
  Expenses.........................       0.40%     0.38%
0.42%     0.42%     0.46%
  Net investment income............       1.95%     2.27%
2.50%     2.43%     2.56%
Portfolio turnover rate............          1%        1%
2%        1%        1%
Average commission rate paid per
  share............................    $0.0250       N/A
N/A       N/A       N/A


EQUITY INCOME
                                     -----------------------
--------------------------
                                                        YEAR
ENDED

DECEMBER 31,
                                     -----------------------
--------------------------
                                       1996     1995(A)
1994(A)   1993(A)   1992(A)
                                     --------   --------  --
------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year   $  16.27   $  14.48  $
15.66  $  13.67  $  13.21
                                     --------   --------  --
------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............      0.58       0.64
0.67      0.55      0.58
Net realized and unrealized gains
  (losses) on investments..........      2.88       2.50
(0.45)     2.46      0.72
                                     --------   --------  --
------  --------  --------
    Total from investment
    operations.....................      3.46       3.14
0.22      3.01      1.30
                                     --------   --------  --
------  --------  --------
LESS DISTRIBUTIONS
Dividends from net investment
  income...........................     (0.71)     (0.62)
(0.56)    (0.50)    (0.52)
Distributions from net realized
  gains............................     (0.51)     (0.73)
(0.82)    (0.52)    (0.32)
                                     --------   --------  --
------  --------  --------
    Total distributions............     (1.22)     (1.35)
(1.38)    (1.02)    (0.84)
                                     --------   --------  --
------  --------  --------
Net Asset Value, end of year.......  $  18.51   $  16.27  $
14.48  $  15.66  $  13.67
                                     --------   --------  --
------  --------  --------
                                     --------   --------  --
------  --------  --------
TOTAL INVESTMENT RETURN:(B)........     21.74%     21.70%
1.44%    22.28%    10.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)........................  $1,363.5   $1,110.0
$859.7    $602.8    $234.4
Ratios to average net assets:
  Expenses.........................      0.45%      0.43%
0.52%     0.54%     0.57%
  Net investment income............      3.36%      4.00%
3.92%     3.56%     4.32%
Portfolio turnover rate............        21%        64%
63%       41%       40%
Average commission rate paid per
  share............................   $0.0553        N/A
N/A       N/A       N/A

(a) Calculations are based on average month-end shares outstanding, where applicable.

(b) Total investment returns are at the portfolio level and exclude contract specific charges which would reduce returns.

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES C1
THROUGH C6.

                                       D5

        FINANCIAL HIGHLIGHTS


EQUITY
                                     -----------------------
--------------------------
                                                        YEAR
ENDED

DECEMBER 31,
                                     -----------------------
--------------------------
                                       1996     1995(A)
1994(A)   1993(A)   1992(A)
                                     --------   --------  --
------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  year.............................  $  25.64   $  20.66  $
21.49  $  18.90  $  17.91
                                     --------   --------  --
------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............      0.71       0.55
0.51      0.42      0.44
Net realized and unrealized gains
  (losses) on investments..........      3.88       5.89
0.05      3.67      2.05
                                     --------   --------  --
------  --------  --------
    Total from investment
    operations.....................      4.59       6.44
0.56      4.09      2.49
                                     --------   --------  --
------  --------  --------
LESS DISTRIBUTIONS
Dividends from net investment
  income...........................     (0.67)     (0.52)
(0.49)    (0.40)    (0.44)
Distributions from net realized
  gains............................     (2.60)     (0.94)
(0.90)    (1.10)    (1.06)
                                     --------   --------  --
------  --------  --------
    Total distributions............     (3.27)     (1.46)
(1.39)    (1.50)    (1.50)
                                     --------   --------  --
------  --------  --------
Net Asset Value, end of year.......  $  26.96   $  25.64  $
20.66  $  21.49  $  18.90
                                     --------   --------  --
------  --------  --------
                                     --------   --------  --
------  --------  --------
TOTAL INVESTMENT RETURN:(B)........     18.52%     31.29%
2.78%    21.87%    14.17%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)........................  $4,814.0   $3,813.8
$2,617.8  $2,186.5  $1,416.6
Ratios to average net assets:
  Expenses.........................      0.50%      0.48%
0.55%     0.53%     0.53%
  Net investment income............      2.54%      2.28%
2.39%     1.99%     2.33%
Portfolio turnover rate............        20%        18%
7%       13%       16%
Average commission rate paid per
  share............................   $0.0524        N/A
N/A       N/A       N/A

                                     PRUDENTIAL JENNISON
                                     -------------------
                                                 APRIL
                                                  25,
                                       YEAR     1995(D)
                                      ENDED        TO
                                     DECEMBER   DECEMBER
                                     31, 1996   31, 1995
                                     --------   --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  period                             $12.55     $10.00
                                     --------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............  0.02       0.02
Net realized and unrealized gains
  (losses) on investments..........  1.78       2.54
                                     --------   --------
    Total from investment
    operations.....................  1.80       2.56
                                     --------   --------
LESS DISTRIBUTIONS
Dividends from net investment
  income...........................  (0.03)     (0.01)
Distributions from net realized
  gains............................   --         --
                                     --------   --------
    Total distributions............  (0.03)     (0.01)
                                     --------   --------
Net Asset Value, end of period.....  $14.32     $12.55
                                     --------   --------
                                     --------   --------
TOTAL INVESTMENT RETURN:(B)........  14.41   %  24.2    %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)........................  $226.5     $63.1
Ratios to average net assets:
  Expenses.........................  0.66    %  0.79    %(c)
  Net investment income............  0.20    %  0.15    %(c)
Portfolio turnover rate............   46     %   37     %
Average commission rate paid per
  share............................  $0.0603    N/A

(a) Calculations are based on average month-end shares outstanding, where applicable.

(b) Total investment returns are at the portfolio level and exclude contract specific charges which would reduce returns. Total return for periods of less than one year are not annualized.

(c) Annualized.

(d) Commencement of operations.

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES C1
THROUGH C6.

                                       D6

        FINANCIAL HIGHLIGHTS

                                            SMALL
                                       CAPITALIZATION
                                            STOCK
                                     -------------------
                                                 APRIL
                                                  25,
                                       YEAR     1995(D)
                                      ENDED        TO
                                     DECEMBER   DECEMBER
                                     31, 1996   31, 1995
                                     --------   --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  period...........................  $11.83     $10.00
                                     --------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............  0.09       0.08
Net realized and unrealized gains
  (losses) on investments..........  2.23       1.91
                                     --------   --------
    Total from investment
    operations.....................  2.32       1.99
                                     --------   --------
LESS DISTRIBUTIONS
Dividends from net investment
  income...........................  (0.09)     (0.04)
Distributions from net realized
  gains............................  (0.27)     (0.12)
                                     --------   --------
    Total distributions............  (0.36)     (0.16)
                                     --------   --------
Net Asset Value, end of period.....  $13.79     $11.83
                                     --------   --------
                                     --------   --------
TOTAL INVESTMENT RETURN:(B)........  19.77   %  19.74   %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)........................  $147.9     $47.5
Ratios to average net assets:
  Expenses.........................  0.56    %  0.60    %(c)
  Net investment income............  0.87    %  0.68    %(c)
Portfolio turnover rate............   13     %   32     %
Average commission rate paid per
  share............................  $0.0307    N/A


GLOBAL
                                     -----------------------
--------------------------
                                                        YEAR
ENDED

DECEMBER 31,
                                     -----------------------
--------------------------
                                       1996     1995(A)
1994(A)   1993(A)   1992(A)
                                     --------   --------  --
------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year   $  15.53   $  13.88  $
14.64  $  10.37  $  10.79
                                     --------   --------  --
------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............      0.11       0.06
0.02      0.02      0.05
Net realized and unrealized gains
  (losses) on investments..........      2.94       2.14
(0.74)     4.44     (0.42)
                                     --------   --------  --
------  --------  --------
    Total from investment
    operations.....................      3.05       2.20
(0.72)     4.46     (0.37)
                                     --------   --------  --
------  --------  --------
LESS DISTRIBUTIONS
Dividends from net investment
  income...........................     (0.11)     (0.24)
(0.02)    (0.08)    (0.05)
Distributions from net realized
  gains............................     (0.62)     (0.31)
(0.02)    (0.11)       --
                                     --------   --------  --
------  --------  --------
    Total distributions............     (0.73)     (0.55)
(0.04)    (0.19)    (0.05)
                                     --------   --------  --
------  --------  --------
Net Asset Value, end of year.......  $  17.85   $  15.53  $
13.88  $  14.64  $  10.37
                                     --------   --------  --
------  --------  --------
                                     --------   --------  --
------  --------  --------
TOTAL INVESTMENT RETURN:(B)........     19.97%     15.88%
(4.89%)    43.14%    (3.42%)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)........................    $580.6     $400.1
$345.7    $129.1     $34.0
Ratios to average net assets:
  Expenses.........................      0.92%      1.06%
1.23%     1.44%     1.87%
  Net investment income............      0.64%      0.44%
0.20%     0.18%     0.49%
Portfolio turnover rate............        41%        59%
37%       55%       78%
Average commission rate paid per
  share............................   $0.0358        N/A
N/A       N/A       N/A

(a) Calculations are based on average month-end shares outstanding, where applicable.

(b) Total investment returns are at the portfolio level and exclude contract specific charges which would reduce returns. Total investment return for periods of less than a full year are not annualized.

(c) Annualized.

(d) Commencement of operations.

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES C1
THROUGH C6.

                                       D7

        FINANCIAL HIGHLIGHTS

                                                     NATURAL
RESOURCES
                                     -----------------------
--------------------------
                                                        YEAR
ENDED

DECEMBER 31,
                                     -----------------------
--------------------------
                                       1996     1995(A)
1994(A)   1993(A)   1992(A)
                                     --------   --------  --
------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of
  year.............................  $  17.27   $  14.44  $
15.56  $  12.95  $  12.45
                                     --------   --------  --
------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............      0.15       0.21
0.18      0.23      0.32
Net realized and unrealized gains
  (losses) on investments..........      5.11       3.66
(0.85)     3.00      0.59
                                     --------   --------  --
------  --------  --------
    Total from investment
    operations.....................      5.26       3.87
(0.67)     3.23      0.91
                                     --------   --------  --
------  --------  --------
LESS DISTRIBUTIONS
Dividends from net investment
  income...........................     (0.14)     (0.21)
(0.15)    (0.21)    (0.31)
Distributions from net realized
  gains............................     (2.62)     (0.83)
(0.30)    (0.41)    (1.00)
                                     --------   --------  --
------  --------  --------
    Total distributions............     (2.76)     (1.04)
(0.45)    (0.62)    (0.41)
                                     --------   --------  --
------  --------  --------
Net Asset Value, end of year.......  $  19.77   $  17.27  $
14.44  $  15.56  $  12.95
                                     --------   --------  --
------  --------  --------
                                     --------   --------  --
------  --------  --------
TOTAL INVESTMENT RETURN:(B)........     30.88%     26.92%
(4.30%)    25.15%     7.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)........................    $438.4     $293.2
$227.3    $158.8     $77.5
Ratios to average net assets:
  Expenses.........................      0.52%      0.50%
0.61%     0.60%     0.72%
  Net investment income............      0.75%      1.25%
1.09%     1.50%     2.44%
Portfolio turnover rate............        36%        46%
18%       20%       29%
Average commission rate paid per
  share............................   $0.0454        N/A
N/A       N/A       N/A

(a) Calculations are based on average month-end shares outstanding, where applicable.

(b) Total investment returns are at the portfolio level and exclude contract specific charges which would reduce returns.

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES C1
THROUGH C6.

                                       D8

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                             MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
  ASSETS
    Investments (amortized cost:
      $663,894,267)............................  $
663,894,267
    Cash.......................................
864
    Interest receivable........................
5,663,807
                                                 -----------
---
      Total Assets.............................
669,558,938
                                                 -----------
---
  LIABILITIES
    Payable to investment adviser..............
653,175
    Accrued expenses...........................
137,642
                                                 -----------
---
      Total Liabilities........................
790,817
                                                 -----------
---
  NET ASSETS...................................  $
668,768,121
                                                 -----------
---
                                                 -----------
---
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $
668,768
      Paid-in capital in excess of par.........
668,099,353
                                                 -----------
---
    Net assets, December 31, 1996..............  $
668,768,121
                                                 -----------
---
                                                 -----------
---
    Net asset value and redemption price per
      share of 66,876,812 outstanding shares of
      common stock (authorized 200,000,000
      shares)..................................  $
10.00
                                                 -----------
---
                                                 -----------
---

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Interest...................................  $
34,610,969
                                                 -----------
----
  EXPENSES
    Investment advisory fee....................
2,495,613
    Shareholders' reports......................
140,000
    Accounting fees............................
87,000
    Custodian expense..........................
32,000
    Audit fees.................................
10,700
    Directors' fees............................
2,000
    Legal fees.................................
400
    Miscellaneous expenses.....................
21
                                                 -----------
----

2,767,734
                                                 -----------
----
  NET INVESTMENT INCOME........................
31,843,235
                                                 -----------
----
  NET REALIZED GAIN ON INVESTMENTS
    Net realized gain on investments...........
1,246
                                                 -----------
----
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $
31,844,481
                                                 -----------
----
                                                 -----------
----

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31,

---------------------------------------

1996                1995

------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment
income......................................................
 ............   $     31,843,235     $    33,920,243
    Net realized gain on
investments.................................................
 ......              1,246                  --

------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS...................................
31,844,481          33,920,243

------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment
income...................................................
(31,843,235)        (33,920,243)
    Distributions from net realized capital
gains..........................................
(1,246)                 --

------------------  -------------------
    TOTAL DIVIDENDS AND
DISTRIBUTIONS...............................................
 .......        (31,844,481)        (33,920,243)

------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [18,464,400 and 13,987,392 shares,
respectively]....................        184,644,000
139,873,920
    Capital stock issued in reinvestment of dividends and
distributions [3,184,448 and
     3,392,024 shares,
respectively]...............................................
 ........         31,844,481          33,920,243
    Capital stock repurchased [(16,104,000) and (14,375,600)
shares, respectively].........       (161,040,000)
(143,756,000)

------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
TRANSACTIONS.........................         55,448,481
30,038,163

------------------  -------------------
  TOTAL INCREASE IN NET
ASSETS......................................................
 .......         55,448,481          30,038,163
  NET ASSETS:
    Beginning of
year........................................................
 ..............        613,319,640         583,281,477

------------------  -------------------
    End of
year........................................................
 ....................   $    668,768,121     $   613,319,640

------------------  -------------------

------------------  -------------------

            SEE NOTES TO FINANCIAL STATEMENTS ON PAGES C1
THROUGH C6.

                                       A1

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                           DIVERSIFIED BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
  ASSETS
    Investments, at value (cost:
      $729,261,513)............................  $
743,439,495
    Cash.......................................
457
    Interest and dividends receivable..........
11,451,464
    Receivable for investments sold short (Note
      2).......................................
26,546,678
                                                 -----------
---
      Total Assets.............................
781,438,094
                                                 -----------
---
  LIABILITIES
    Payable for investments purchased..........
33,940,503
    Investments sold short at value (proceeds
      $26,546,678 including accrued interest)
      (Note 2).................................
26,310,748
    Payable to investment adviser..............
721,625
    Accrued expenses...........................
150,054
    Payable for capital stock repurchased......
98,583
                                                 -----------
---
      Total Liabilities........................
61,221,513
                                                 -----------
---
  NET ASSETS...................................  $
720,216,581
                                                 -----------
---
                                                 -----------
---
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $
650,871
      Paid-in capital, in excess of par........
699,963,944
                                                 -----------
---

700,614,815
    Undistributed net investment income........
2,057,193
    Accumulated net realized gains on
      investments..............................
3,130,661
    Net unrealized appreciation on
      investments..............................
14,413,912
                                                 -----------
---
    Net assets, December 31, 1996..............  $
720,216,581
                                                 -----------
---
                                                 -----------
---
    Net asset value and redemption price per
      share of 65,087,090 outstanding shares of
      common stock (authorized 200,000,000
      shares)..................................  $
11.07
                                                 -----------
---
                                                 -----------
---

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Interest...................................  $
49,692,559
    Dividends..................................
89,819
                                                 -----------
----

49,782,378
                                                 -----------
----
  EXPENSES
    Investment advisory fee....................
2,713,429
    Shareholders' reports......................
205,000
    Accounting fees............................
85,000
    Custodian expense..........................
43,000
    Audit fees.................................
11,600
    Directors' fees............................
2,000
    Legal fees.................................
500
    Miscellaneous expenses.....................
332
                                                 -----------
----
      Total expenses...........................
3,060,861
    Less: custodian fee credit.................
(5,308)
                                                 -----------
----
      Net expenses.............................
3,055,553
                                                 -----------
----
  NET INVESTMENT INCOME........................
46,726,825
                                                 -----------
----
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain on investments...........
3,227,785
    Net change in unrealized appreciation on:
      Investments..............................
(19,084,958)
      Short sales..............................
235,930
                                                 -----------
----

(18,849,028)
                                                 -----------
----
  NET LOSS ON INVESTMENTS......................
(15,621,243)
                                                 -----------
----
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $
31,105,582
                                                 -----------
----
                                                 -----------
----

STATEMENTS OF CHANGES IN NET ASSETS


YEARS ENDED DECEMBER 31,

---------------------------------------

1996                1995

------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment
income......................................................
 ............   $     46,726,825     $    41,106,435
    Net realized gain on
investments.................................................
 ......          3,227,785           3,945,376
    Net change in unrealized appreciation on investments and
short sales...................        (18,849,028)
65,195,088

------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS...................................
31,105,582         110,246,899

------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment
income...................................................
(44,766,756)        (40,773,047)
    Distributions from net realized capital
gains..........................................
--          (1,426,845)

------------------  -------------------
    TOTAL DIVIDENDS AND
DISTRIBUTIONS...............................................
 .......        (44,766,756)        (42,199,892)

------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [7,068,417 and 3,596,587 shares,
respectively]......................         78,594,183
39,971,262
    Capital stock issued in reinvestment of dividends and
distributions [4,117,675 and
     3,793,654 shares,
respectively]...............................................
 ........         44,766,756          42,199,892
    Capital stock repurchased [(4,070,327) and (3,376,822)
shares, respectively]...........        (45,319,610)
(36,030,334)

------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
TRANSACTIONS.........................         78,041,329
46,140,820

------------------  -------------------
  TOTAL INCREASE IN NET
ASSETS......................................................
 .......         64,380,155         114,187,827
  NET ASSETS:
    Beginning of
year........................................................
 ..............        655,836,426         541,648,599

------------------  -------------------
    End of
year........................................................
 ....................   $    720,216,581     $   655,836,426

------------------  -------------------

------------------  -------------------

            SEE NOTES TO FINANCIAL STATEMENTS ON PAGES C1
THROUGH C6.

                                       A2

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                          GOVERNMENT INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
  ASSETS
    Investments, at value (cost:
      $474,449,592)............................  $
476,801,502
    Cash.......................................
228
    Interest receivable........................
5,874,562
                                                 -----------
---
      Total Assets.............................
482,676,292
                                                 -----------
---
  LIABILITIES
    Payable to investment adviser..............
494,508
    Accrued expenses...........................
122,431
    Payable for capital stock repurchased......
23,913
                                                 -----------
---
      Total Liabilities........................
640,852
                                                 -----------
---
  NET ASSETS...................................  $
482,035,440
                                                 -----------
---
                                                 -----------
---
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $
429,580
      Paid-in capital in excess of par.........
487,138,074
                                                 -----------
---

487,567,654
    Undistributed net investment income........
33,167
    Accumulated net realized losses on
      investments..............................
(7,917,291)
    Net unrealized appreciation on
      investments..............................
2,351,910
                                                 -----------
---
    Net assets, December 31, 1996..............  $
482,035,440
                                                 -----------
---
                                                 -----------
---
    Net asset value and redemption price per
      share of 42,957,973 outstanding shares of
      common stock (authorized 100,000,000
      shares)..................................  $
11.22
                                                 -----------
---
                                                 -----------
---

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Interest...................................  $
33,508,051
                                                 -----------
----
  EXPENSES
    Investment advisory fee....................
1,957,623
    Shareholders' reports......................
175,000
    Accounting fees............................
95,000
    Custodian expense..........................
42,000
    Audit fees.................................
8,100
    Directors' fees............................
2,000
    Legal fees.................................
300
    Miscellaneous expenses.....................
37
                                                 -----------
----
      Total expenses...........................
2,280,060
    Less: custodian fee credit.................
(14,020)
                                                 -----------
----
      Net expenses.............................
2,266,040
                                                 -----------
----
  NET INVESTMENT INCOME........................
31,242,011
                                                 -----------
----
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain on investments...........
14,328,542
    Net change in unrealized appreciation on
      investments..............................
(35,068,717)
                                                 -----------
----
  NET LOSS ON INVESTMENTS......................
(20,740,175)
                                                 -----------
----
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $
10,501,836
                                                 -----------
----
                                                 -----------
----

STATEMENTS OF CHANGES IN NET ASSETS


YEARS ENDED DECEMBER 31,

---------------------------------------

1996                1995

------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment
income......................................................
 ............   $     31,242,011     $    31,463,453
    Net realized gain (loss) on
investments................................................
14,328,542         (12,819,604)
    Net change in unrealized appreciation on
investments...................................
(35,068,717)         66,364,196

------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS...................................
10,501,836          85,008,045

------------------  -------------------
  DIVIDENDS:
    Dividends from net investment
income...................................................
(30,988,878)        (31,133,859)

------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [778,426 and 863,496 shares,
respectively]..........................          8,926,475
9,888,081
    Capital stock issued in reinvestment of dividends
[2,790,002 and 2,693,392 shares,

respectively]...............................................
 ..........................         30,988,878
31,133,859
    Capital stock repurchased [(3,428,037) and (7,346,525)
shares, respectively]...........        (39,168,176)
(80,695,126)

------------------  -------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
CAPITAL TRANSACTIONS..............            747,177
(39,673,186)

------------------  -------------------
  TOTAL INCREASE (DECREASE) IN NET
ASSETS..................................................
(19,739,865)         14,201,000
  NET ASSETS:
    Beginning of
year........................................................
 ..............        501,775,305         487,574,305

------------------  -------------------
    End of
year........................................................
 ....................   $    482,035,440     $   501,775,305

------------------  -------------------

------------------  -------------------

            SEE NOTES TO FINANCIAL STATEMENTS ON PAGES C1
THROUGH C6.

                                       A3

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                        ZERO COUPON BOND 2000 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
  ASSETS
    Investments, at value (cost:
      $42,593,668).............................  $
44,802,353
    Interest receivable........................
109
                                                 -----------
---
      Total Assets.............................
44,802,462
                                                 -----------
---
  LIABILITIES
    Payable to investment adviser..............
45,050
    Accrued expenses...........................
18,242
                                                 -----------
---
      Total Liabilities........................
63,292
                                                 -----------
---
  NET ASSETS...................................  $
44,739,170
                                                 -----------
---
                                                 -----------
---
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $
34,636
      Paid-in capital in excess of par.........
42,136,569
                                                 -----------
---

42,171,205
    Undistributed net investment income........
8,384
    Accumulated net realized gains on
      investments..............................
350,896
    Net unrealized appreciation on
      investments..............................
2,208,685
                                                 -----------
---
    Net assets, December 31, 1996..............  $
44,739,170
                                                 -----------
---
                                                 -----------
---
    Net asset value and redemption price per
      share of 3,463,608 outstanding shares of
      common stock (authorized 25,000,000
      shares)..................................  $
12.92
                                                 -----------
---
                                                 -----------
---

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Interest...................................  $
1,613,482
                                                 -----------
----
  EXPENSES
    Investment advisory fee....................
119,545
    Custodian expense..........................
13,000
    Shareholders' reports......................
11,000
    Accounting fees............................
10,000
    Directors' fees............................
2,000
    Audit fees.................................
400
    Legal fees.................................
100
                                                 -----------
----

156,045
                                                 -----------
----
  NET INVESTMENT INCOME........................
1,457,437
                                                 -----------
----
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain on investments...........
350,896
    Net change in unrealized appreciation on
      investments..............................
(913,982)
                                                 -----------
----
  NET LOSS ON INVESTMENTS......................
(563,086)
                                                 -----------
----
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $
894,351
                                                 -----------
----
                                                 -----------
----

STATEMENTS OF CHANGES IN NET ASSETS


YEARS ENDED DECEMBER 31,

---------------------------------------

1996                1995

------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment
income......................................................
 ............   $      1,457,437     $     1,045,991
    Net realized gain on
investments.................................................
 ......            350,896             945,638
    Net change in unrealized appreciation on
investments...................................
(913,982)          2,457,617

------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS...................................
894,351           4,449,246

------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment
income...................................................
(1,464,562)         (1,046,055)
    Distributions from net realized capital
gains..........................................
--            (945,910)

------------------  -------------------
    TOTAL DIVIDENDS AND
DISTRIBUTIONS...............................................
 .......         (1,464,562)         (1,991,965)

------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [1,886,245 and 111,200 shares,
respectively]........................         24,377,000
1,481,434
    Capital stock issued in reinvestment of dividends and
distributions [114,738 and
     151,186 shares,
respectively]...............................................
 ..........          1,464,562           1,991,965
    Capital stock repurchased [(440,396) and (89,987)
shares, respectively]................         (5,791,000)
(1,195,434)
    Initial capitalization repurchased by The Prudential [-0-
and (8,965) shares,

respectively]...............................................
 ..........................                 --
(111,423)

------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
TRANSACTIONS.........................         20,050,562
2,166,542

------------------  -------------------
  TOTAL INCREASE IN NET
ASSETS......................................................
 .......         19,480,351           4,623,823
  NET ASSETS:
    Beginning of
year........................................................
 ..............         25,258,819          20,634,996

------------------  -------------------
    End of
year........................................................
 ....................   $     44,739,170     $    25,258,819

------------------  -------------------

------------------  -------------------

            SEE NOTES TO FINANCIAL STATEMENTS ON PAGES C1
THROUGH C6.

                                       A4

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                        ZERO COUPON BOND 2005 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
  ASSETS
    Investments, at value (cost:
      $23,876,529).............................  $
25,784,167
    Cash.......................................
69,821
                                                 -----------
---
      Total Assets.............................
25,853,988
                                                 -----------
---
  LIABILITIES
    Payable to investment adviser..............
26,141
    Accrued expenses...........................
13,117
                                                 -----------
---
      Total Liabilities........................
39,258
                                                 -----------
---
  NET ASSETS...................................  $
25,814,730
                                                 -----------
---
                                                 -----------
---
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $
21,066
      Paid-in capital in excess of par.........
23,825,693
                                                 -----------
---

23,846,759
    Undistributed net investment income........
60,333
    Net unrealized appreciation on
      investments..............................
1,907,638
                                                 -----------
---
    Net assets, December 31, 1996..............  $
25,814,730
                                                 -----------
---
                                                 -----------
---
    Net asset value and redemption price per
      share of 2,106,585 outstanding shares of
      common stock (authorized 50,000,000
      shares)..................................  $
12.25
                                                 -----------
---
                                                 -----------
---

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Interest...................................  $
1,442,897
                                                 -----------
----
  EXPENSES
    Investment advisory fee....................
97,040
    Custodian expense..........................
10,613
    Accounting fees............................
10,000
    Shareholders' reports......................
9,000
    Directors' fees............................
2,000
    Audit fees.................................
400
    Legal fees.................................
100
                                                 -----------
----
      Total expenses...........................
129,153
    Less: custodian fee credit.................
(613)
                                                 -----------
----
      Net expenses.............................
128,540
                                                 -----------
----
  NET INVESTMENT INCOME........................
1,314,357
                                                 -----------
----
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain on investments...........
278,534
    Net change in unrealized appreciation on
      investments..............................
(1,746,280)
                                                 -----------
----
  NET LOSS ON INVESTMENTS......................
(1,467,746)
                                                 -----------
----
  NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  ($
153,389)
                                                 -----------
----
                                                 -----------
----

STATEMENTS OF CHANGES IN NET ASSETS


YEARS ENDED DECEMBER 31,

---------------------------------------

1996                1995

------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment
income......................................................
 ............   $      1,314,357     $     1,027,273
    Net realized gain on
investments.................................................
 ......            278,534             471,329
    Net change in unrealized appreciation on
investments...................................
(1,746,280)          3,840,819

------------------  -------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS........................           (153,389)
5,339,421

------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment
income...................................................
(1,273,302)         (1,031,193)
    Distributions from net realized capital
gains..........................................
(278,534)           (471,329)

------------------  -------------------
    TOTAL DIVIDENDS AND
DISTRIBUTIONS...............................................
 .......         (1,551,836)         (1,502,522)

------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [205,219 and 292,895 shares,
respectively]..........................          2,571,000
3,700,000
    Capital stock issued in reinvestment of dividends and
distributions [128,813 and
     116,304 shares,
respectively]...............................................
 ..........          1,551,836           1,502,522
    Capital stock repurchased [20,262 and (152,641) shares,
respectively]..................           (250,000)
(1,898,000)

------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
TRANSACTIONS.........................          3,872,836
3,304,522

------------------  -------------------
  TOTAL INCREASE IN NET
ASSETS......................................................
 .......          2,167,611           7,141,421
  NET ASSETS:
    Beginning of
year........................................................
 ..............         23,647,119          16,505,698

------------------  -------------------
    End of
year........................................................
 ....................   $     25,814,730     $    23,647,119

------------------  -------------------

------------------  -------------------

            SEE NOTES TO FINANCIAL STATEMENTS ON PAGES C1
THROUGH C6.

                                       A5

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                        CONSERVATIVE BALANCED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
  ASSETS
    Investments, at value (cost:
      $4,188,354,768)..........................
$4,538,468,628
    Receivable for investments sold short (Note
      2).......................................
111,621,197
    Interest and dividends receivable..........
44,683,414
    Receivable for investments sold............
1,376,096
                                                 -----------
---
      Total Assets.............................
4,696,149,335
                                                 -----------
---
  LIABILITIES
    Investments sold short at value (proceeds
      $111,621,197 including accrued interest)
      (Note 2).................................
110,481,637
    Payable for investments purchased..........
99,447,868
    Payable to investment adviser..............
6,126,182
    Accrued expenses...........................
768,878
    Bank overdraft.............................
453,239
    Payable for capital stock repurchased......
62,998
                                                 -----------
---
      Total Liabilities........................
217,340,802
                                                 -----------
---
  NET ASSETS...................................
$4,478,808,533
                                                 -----------
---
                                                 -----------
---
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $
2,886,377
      Paid-in capital in excess of par.........
4,094,460,572
                                                 -----------
---

4,097,346,949
    Accumulated net realized gains on
      investments..............................
30,208,164
    Net unrealized appreciation on
      investments..............................
351,253,420
                                                 -----------
---
    Net assets, December 31, 1996..............
$4,478,808,533
                                                 -----------
---
                                                 -----------
---
    Net asset value and redemption price per
      share of 288,637,703 outstanding shares
      of common stock (authorized 300,000,000
      shares)..................................  $
15.52
                                                 -----------
---
                                                 -----------
---

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Interest...................................  $
174,514,843
    Dividends (net of $488,736 foreign
      withholding tax).........................
23,515,755
                                                 -----------
----

198,030,598
                                                 -----------
----
  EXPENSES
    Investment advisory fee....................
23,052,572
    Shareholders' reports......................
1,367,000
    Custodian expense..........................
228,000
    Accounting fees............................
127,000
    Audit fees.................................
70,400
    Legal fees.................................
2,900
    Directors' fees............................
2,000
    Miscellaneous expenses.....................
736
                                                 -----------
----
      Total expenses...........................
24,850,608
    Less: custodian fee credit.................
(103,584)
                                                 -----------
----
      Net expenses.............................
24,747,024
                                                 -----------
----
  NET INVESTMENT INCOME........................
173,283,574
                                                 -----------
----
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain (loss) on:
      Investments..............................
270,207,375
      Short sales..............................
(100,129)
                                                 -----------
----

270,107,246
                                                 -----------
----
    Net change in unrealized appreciation on:
      Investments..............................
60,263,761
      Short sales..............................
1,139,560
                                                 -----------
----

61,403,321
                                                 -----------
----
  NET GAIN ON INVESTMENTS......................
331,510,567
                                                 -----------
----
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $
504,794,141
                                                 -----------
----
                                                 -----------
----

STATEMENTS OF CHANGES IN NET ASSETS


YEARS ENDED DECEMBER 31,

---------------------------------------

1996                1995

------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment
income......................................................
 ............   $    173,283,574     $   155,293,990
    Net realized gain on investments and short
sales.......................................
270,107,246         167,342,297
    Net change in unrealized appreciation on investments and
short sales...................         61,403,321
264,773,974

------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS...................................
504,794,141         587,410,261

------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment
income...................................................
(174,034,704)       (154,987,434)
    Dividends in excess of net investment
income...........................................
(41,632)                 --
    Distributions from net realized capital
gains..........................................
(273,551,593)       (133,660,168)

------------------  -------------------
    TOTAL DIVIDENDS AND
DISTRIBUTIONS...............................................
 .......       (447,627,929)       (288,647,602)

------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [10,561,256 and 5,345,143 shares,
respectively].....................        167,668,924
81,026,772
    Capital stock issued in reinvestment of dividends and
distributions [29,086,855 and
     19,023,739 shares,
respectively]...............................................
 .......        447,627,929         288,647,602
    Capital stock repurchased [(8,429,995) and (15,343,313)
shares, respectively]..........       (134,428,797)
(228,767,054)

------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
TRANSACTIONS.........................        480,868,056
140,907,320

------------------  -------------------
  TOTAL INCREASE IN NET
ASSETS......................................................
 .......        538,034,268         439,669,979
  NET ASSETS:
    Beginning of
year........................................................
 ..............      3,940,774,265       3,501,104,286

------------------  -------------------
    End of
year........................................................
 ....................   $  4,478,808,533     $ 3,940,774,265

------------------  -------------------

------------------  -------------------

            SEE NOTES TO FINANCIAL STATEMENTS ON PAGES C1
THROUGH C6.

                                       A6

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                           FLEXIBLE MANAGED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
  ASSETS
    Investments, at value (cost:
      $4,400,135,497)..........................
$4,981,429,094
    Cash.......................................
52,238
    Receivable for securities sold short (Note
      2).......................................
113,630,151
    Interest and dividends receivable..........
33,277,907
    Receivable for investments sold............
31,241,005
                                                 -----------
---
      Total Assets.............................
5,159,630,395
                                                 -----------
---
  LIABILITIES
    Payable for investments purchased..........
141,168,642
    Investments sold short, at value (proceeds
      $113,630,151 including accrued interest)
      (Note 2).................................
112,461,581
    Payable to investment adviser..............
7,374,729
    Accrued expenses...........................
1,390,075
    Payable for capital stock repurchased......
312,681
                                                 -----------
---
      Total Liabilities........................
262,707,708
                                                 -----------
---
  NET ASSETS...................................
$4,896,922,687
                                                 -----------
---
                                                 -----------
---
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $
2,751,892
      Paid-in capital in excess of par.........
4,273,689,804
                                                 -----------
---

4,276,441,696
    Distributions in excess of net investment
      income...................................
(576,929)
    Accumulated net realized gains on
      investments..............................
38,595,752
    Net unrealized appreciation on
      investments..............................
582,462,168
                                                 -----------
---
    Net assets, December 31, 1996..............
$4,896,922,687
                                                 -----------
---
                                                 -----------
---
    Net asset value and redemption price per
      share, 275,189,159 shares of common stock
      outstanding (300,000,000 shares
      authorized)..............................  $
17.79
                                                 -----------
---
                                                 -----------
---

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Interest...................................  $
127,494,108
    Dividends (net of $553,612 foreign
      withholding tax).........................
40,857,296
                                                 -----------
----

168,351,404
                                                 -----------
----
  EXPENSES
    Investment advisory fee....................
27,247,674
    Shareholders' reports......................
1,423,000
    Custodian expense..........................
397,050
    Accounting fees............................
122,000
    Audit fees.................................
75,600
    Legal fees.................................
3,100
    Directors' fees............................
2,000
    Miscellaneous expenses.....................
165
                                                 -----------
----
      Total expenses...........................
29,270,589
    Less: custodian fee credit.................
(131,050)
                                                 -----------
----
      Net expenses.............................
29,139,539
                                                 -----------
----
  NET INVESTMENT INCOME........................
139,211,865
                                                 -----------
----
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES
    Net realized gain (loss) on:
      Investments..............................
408,037,782
      Foreign currencies.......................
(69,542)
      Short sales..............................
77,891
                                                 -----------
----

408,046,131
                                                 -----------
----
    Net change in unrealized appreciation on:
      Investments..............................
40,562,155
      Foreign currencies.......................
(1,902)
      Short sales..............................
1,168,570
                                                 -----------
----

41,728,823
                                                 -----------
----
  NET GAIN ON INVESTMENTS......................
449,774,954
                                                 -----------
----
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $
588,986,819
                                                 -----------
----
                                                 -----------
----

STATEMENTS OF CHANGES IN NET ASSETS


YEARS ENDED DECEMBER 31,

---------------------------------------

1996                1995

------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment
income......................................................
 ............   $    139,211,865     $   126,640,661
    Net realized gain on investments, foreign currencies and
short sales...................        408,046,131
292,267,835
    Net change in unrealized appreciation on investments,
foreign currencies and short

sales.......................................................
 ..........................         41,728,823
410,041,102

------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS...................................
588,986,819         828,949,598

------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment
income...................................................
(142,089,785)       (124,621,227)
    Distributions from net realized capital
gains..........................................
(458,909,559)       (176,844,671)

------------------  -------------------
    TOTAL DIVIDENDS AND
DISTRIBUTIONS...............................................
 .......       (600,999,344)       (301,465,898)

------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [8,998,637 and 8,486,525 shares,
respectively]......................        166,455,957
146,641,074
    Capital stock issued in reinvestment of dividends and
distributions [34,012,173 and
     17,050,711 shares,
respectively]...............................................
 .......        600,999,344         301,465,898
    Capital stock repurchased [(6,420,074) and (11,612,102)
shares, respectively]..........       (119,724,926)
(195,926,134)

------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
TRANSACTIONS.........................        647,730,375
252,180,838

------------------  -------------------
  TOTAL INCREASE IN NET
ASSETS......................................................
 .......        635,717,850         779,664,538
  NET ASSETS:
    Beginning of
year........................................................
 ..............      4,261,204,837       3,481,540,299

------------------  -------------------
    End of
year........................................................
 ....................   $  4,896,922,687     $ 4,261,204,837

------------------  -------------------

------------------  -------------------

            SEE NOTES TO FINANCIAL STATEMENTS ON PAGES C1
THROUGH C6.

                                       A7

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                           HIGH YIELD BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
  ASSETS
    Investments, at value (cost:
      $415,325,778)............................  $
426,625,805
    Interest and dividends receivable..........
7,497,949
    Receivable for investments sold............
1,000,000
                                                 -----------
---
      Total Assets.............................
435,123,754
                                                 -----------
---
  LIABILITIES
    Payable for investments purchased..........
1,250,766
    Payable to investment adviser..............
584,614
    Accrued expenses and other liabilities.....
421,499
                                                 -----------
---
      Total Liabilities........................
2,256,879
                                                 -----------
---
  NET ASSETS...................................  $
432,866,875
                                                 -----------
---
                                                 -----------
---
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $
550,197
      Paid-in capital in excess of par.........
442,651,885
                                                 -----------
---

443,202,082
    Accumulated net realized losses on
      investments..............................
(21,635,234)
    Net unrealized appreciation on
      investments..............................
11,300,027
                                                 -----------
---
    Net assets, December 31, 1996..............  $
432,866,875
                                                 -----------
---
                                                 -----------
---
    Net asset value and redemption price per
      share of 55,019,693 outstanding shares of
      common stock (authorized 100,000,000
      shares)..................................  $
7.87
                                                 -----------
---
                                                 -----------
---

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Interest...................................  $
41,382,142
    Dividends..................................
574,685
                                                 -----------
----

41,956,827
                                                 -----------
----
  EXPENSES
    Investment advisory fee....................
2,192,765
    Accounting fees............................
166,000
    Shareholders' reports......................
141,000
    Custodian expense..........................
61,200
    Audit fees.................................
6,800
    Directors' fees............................
2,000
    Legal fees.................................
300
    Miscellaneous expenses.....................
53
                                                 -----------
----
      Total expenses...........................
2,570,118
    Less: custodian fee credit.................
(38,238)
                                                 -----------
----
      Net expenses.............................
2,531,880
                                                 -----------
----
  NET INVESTMENT INCOME........................
39,424,947
                                                 -----------
----
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized loss on investments...........
(1,288,395)
    Net change in unrealized appreciation on
      investments..............................
4,580,936
                                                 -----------
----
  NET GAIN ON INVESTMENTS......................
3,292,541
                                                 -----------
----
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $
42,717,488
                                                 -----------
----
                                                 -----------
----

STATEMENTS OF CHANGES IN NET ASSETS


YEARS ENDED DECEMBER 31,

---------------------------------------

1996                1995

------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment
income......................................................
 ............   $     39,424,947     $    34,801,907
    Net realized loss on
investments.................................................
 ......         (1,288,395)        (14,399,977)
    Net change in unrealized appreciation on
investments...................................
4,580,936          33,692,744

------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS...................................
42,717,488          54,094,674

------------------  -------------------
  DIVIDENDS:
    Dividends from net investment
income...................................................
(39,126,995)        (36,032,307)
    Dividends in excess of net investment
income...........................................
(495,859)                 --

------------------  -------------------
    TOTAL
DIVIDENDS...................................................
 .....................        (39,622,854)
(36,032,307)

------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [5,685,336 and 4,596,182 shares,
respectively]......................         45,754,000
36,443,000
    Capital stock issued in reinvestment of dividends
[5,088,084 and 4,650,470 shares,

respectively]...............................................
 ..........................         39,622,854
36,032,307
    Capital stock repurchased [(2,919,156) and (3,656,896)
shares, respectively]...........        (23,514,000)
(28,853,000)

------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
TRANSACTIONS.........................         61,862,854
43,622,307

------------------  -------------------
  TOTAL INCREASE IN NET
ASSETS......................................................
 .......         64,957,488          61,684,674
  NET ASSETS:
    Beginning of
year........................................................
 ..............        367,909,387         306,224,713

------------------  -------------------
    End of
year........................................................
 ....................   $    432,866,875     $   367,909,387

------------------  -------------------

------------------  -------------------

            SEE NOTES TO FINANCIAL STATEMENTS ON PAGES C1
THROUGH C6.

                                       A8

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                             STOCK INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
  ASSETS
    Investments, at value (cost:
      $1,054,471,251)..........................
$1,587,648,210
    Cash.......................................
1,473
    Interest and dividends receivable..........
2,655,364
    Receivable for investments sold............
1,824,157
                                                 -----------
---
      Total Assets.............................
1,592,129,204
                                                 -----------
---
  LIABILITIES
    Payable for investments purchased..........
8,163,338
    Payable to investment adviser..............
1,337,596
    Due to broker -- variation margin..........
937,100
    Accrued expenses...........................
259,878
    Payable for capital stock repurchased......
50,985
                                                 -----------
---
      Total Liabilities........................
10,748,897
                                                 -----------
---
  NET ASSETS...................................
$1,581,380,307
                                                 -----------
---
                                                 -----------
---
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $
665,994
      Paid-in capital in excess of par.........
1,047,578,597
                                                 -----------
---

1,048,244,591
    Distributions in excess of net realized
      gains on investments.....................
(757,443)
    Net unrealized appreciation on
      investments..............................
533,893,159
                                                 -----------
---
    Net assets, December 31, 1996..............
$1,581,380,307
                                                 -----------
---
                                                 -----------
---
    Net asset value and redemption price per
      share of 66,599,412 outstanding shares of
      common stock (authorized 100,000,000
      shares)..................................  $
23.74
                                                 -----------
---
                                                 -----------
---

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Dividends (net of $136,635 foreign
      withholding tax).........................  $
27,163,285
    Interest...................................
2,879,860
                                                 -----------
----

30,043,145
                                                 -----------
----
  EXPENSES
    Investment advisory fee....................
4,488,042
    Shareholders' reports......................
445,000
    Accounting fees............................
73,000
    Custodian expense..........................
43,000
    Audit fees.................................
21,700
    Directors' fees............................
2,000
    Legal fees.................................
900
    Miscellaneous expenses.....................
48
                                                 -----------
----

5,073,690
                                                 -----------
----
  NET INVESTMENT INCOME........................
24,969,455
                                                 -----------
----
  NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
    Net realized gain on:
      Investments..............................
6,152,350
      Futures..................................
6,312,835
                                                 -----------
----

12,465,185
                                                 -----------
----
    Net change in unrealized appreciation on:
      Investments..............................
225,458,987
      Futures..................................
1,063,850
                                                 -----------
----

226,522,837
                                                 -----------
----
  NET GAIN ON INVESTMENTS......................
238,988,022
                                                 -----------
----
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $
263,957,477
                                                 -----------
----
                                                 -----------
----

STATEMENTS OF CHANGES IN NET ASSETS


YEARS ENDED DECEMBER 31,

---------------------------------------

1996                1995

------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment
income......................................................
 ............   $     24,969,455     $    18,865,378
    Net realized gain on
investments.................................................
 ......         12,465,185          12,159,728
    Net change in unrealized gain on
investments...........................................
226,522,837         225,882,882

------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS...................................
263,957,477         256,907,988

------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment
income...................................................
(25,100,782)        (18,734,051)
    Distributions from net realized capital
gains..........................................
(17,273,757)         (7,293,493)
    Distributions in excess of net realized capital
gains..................................           (196,333)
--

------------------  -------------------
    TOTAL DIVIDENDS AND
DISTRIBUTIONS...............................................
 .......        (42,570,872)        (26,027,544)

------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [14,156,009 and 7,147,197 shares,
respectively].....................        310,087,550
130,752,103
    Capital stock issued in reinvestment of dividends and
distributions [1,875,670 and
     1,331,092 shares,
respectively]...............................................
 ........         42,570,872          26,027,544
    Capital stock repurchased [(1,109,676) and (1,230,332)
shares, respectively]...........        (23,942,788)
(20,916,230)

------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
TRANSACTIONS.........................        328,715,634
135,863,417

------------------  -------------------
  TOTAL INCREASE IN NET
ASSETS......................................................
 .......        550,102,239         366,743,861
  NET ASSETS:
    Beginning of
year........................................................
 ..............      1,031,278,068         664,534,207

------------------  -------------------
    End of
year........................................................
 ....................   $  1,581,380,307     $ 1,031,278,068

------------------  -------------------

------------------  -------------------

            SEE NOTES TO FINANCIAL STATEMENTS ON PAGES C1
THROUGH C6.

                                       A9

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                            EQUITY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
  ASSETS
    Investments, at value (cost:
      $1,104,105,583)..........................
$1,352,232,781
    Receivable for investments sold............
7,458,659
    Interest and dividends receivable..........
6,009,058
    Other assets...............................
6,336
                                                 -----------
---
      Total Assets.............................
1,365,706,834
                                                 -----------
---
  LIABILITIES
    Payable to investment adviser..............
1,320,276
    Bank overdraft.............................
591,012
    Accrued expenses...........................
233,969
    Payable for investments purchased..........
86,962
                                                 -----------
---
      Total Liabilities........................
2,232,219
                                                 -----------
---
  NET ASSETS...................................
$1,363,474,615
                                                 -----------
---
                                                 -----------
---
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $
736,622
      Paid-in capital in excess of par.........
1,108,759,148
                                                 -----------
---

1,109,495,770
    Undistributed net investment income........
135,860
    Accumulated net realized gains on
      investments..............................
5,715,787
    Net unrealized appreciation on
      investments..............................
248,127,198
                                                 -----------
---
    Net assets, December 31, 1996..............
$1,363,474,615
                                                 -----------
---
                                                 -----------
---
    Net asset value and redemption price per
      share of 73,662,222 outstanding shares of
      common stock (authorized 100,000,000
      shares)..................................  $
18.51
                                                 -----------
---
                                                 -----------
---

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Dividends (net of $421,846 foreign
      withholding tax).........................  $
41,128,940
    Interest...................................
5,218,900
                                                 -----------
----

46,347,840
                                                 -----------
----
  EXPENSES
    Investment advisory fee....................
4,863,078
    Shareholders' reports......................
472,000
    Accounting fees............................
92,000
    Audit fees.................................
20,000
    Custodian expense..........................
10,000
    Directors' fees............................
2,000
    Legal fees.................................
800
    Miscellaneous expenses.....................
356
                                                 -----------
----
      Total expenses...........................
5,460,234
    Less: custodian fee credit.................
(1,112)
                                                 -----------
----
      Net expenses.............................
5,459,122
                                                 -----------
----
  NET INVESTMENT INCOME........................
40,888,718
                                                 -----------
----
  NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
    Net realized gain on investments...........
35,305,154
    Net change in unrealized appreciation on
      investments..............................
167,448,548
                                                 -----------
----
  NET GAIN ON INVESTMENTS......................
202,753,702
                                                 -----------
----
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $
243,642,420
                                                 -----------
----
                                                 -----------
----

STATEMENTS OF CHANGES IN NET ASSETS


YEARS ENDED DECEMBER 31,

---------------------------------------

1996                1995

------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment
income......................................................
 ............   $     40,888,718     $    39,916,318
    Net realized gain on
investments.................................................
 ......         35,305,154          61,266,793
    Net change in unrealized appreciation on
investments...................................
167,448,548          90,522,832

------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS...................................
243,642,420         191,705,943

------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment
income...................................................
(49,702,706)        (38,782,405)
    Distributions from net realized capital
gains..........................................
(35,958,853)        (46,564,566)

------------------  -------------------
    TOTAL DIVIDENDS AND
DISTRIBUTIONS...............................................
 .......        (85,661,559)        (85,346,971)

------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [3,768,657 and 4,803,598 shares,
respectively]......................         65,526,000
76,990,000
    Capital stock issued in reinvestment of dividends and
distributions [4,848,028 and
     5,213,794 shares,
respectively]...............................................
 ........         85,661,559          85,346,971
    Capital stock repurchased [(3,172,167) and (1,152,259)
shares, respectively]...........        (55,657,000)
(18,404,000)

------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
TRANSACTIONS.........................         95,530,559
143,932,971

------------------  -------------------
  TOTAL INCREASE IN NET
ASSETS......................................................
 .......        253,511,420         250,291,943
  NET ASSETS:
    Beginning of
year........................................................
 ..............      1,109,963,195         859,671,252

------------------  -------------------
    End of
year........................................................
 ....................   $  1,363,474,615     $ 1,109,963,195

------------------  -------------------

------------------  -------------------

            SEE NOTES TO FINANCIAL STATEMENTS ON PAGES C1
THROUGH C6.

                                      A10

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                                EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
  ASSETS
    Investments, at value (cost:
      $3,719,947,601)..........................
$4,801,952,766
    Cash.......................................
12,981
    Interest and dividends receivable..........
12,084,765
    Receivable for investments sold............
6,185,603
                                                 -----------
---
      Total Assets.............................
4,820,236,115
                                                 -----------
---
  LIABILITIES
    Payable to investment adviser..............
5,284,247
    Accrued expenses...........................
815,009
    Payable for capital stock repurchased......
167,783
                                                 -----------
---
      Total Liabilities........................
6,267,039
                                                 -----------
---
  NET ASSETS...................................
$4,813,969,076
                                                 -----------
---
                                                 -----------
---
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $
1,785,273
      Paid-in capital in excess of par.........
3,694,408,950
                                                 -----------
---

3,696,194,223
    Undistributed net investment income........
3,240,354
    Accumulated net realized gains on
      investments..............................
32,529,334
    Net unrealized appreciation on
      investments..............................
1,082,005,165
                                                 -----------
---
    Net assets, December 31, 1996..............
$4,813,969,076
                                                 -----------
---
                                                 -----------
---
    Net asset value and redemption price per
      share of 178,527,300 outstanding shares
      of common stock (authorized 200,000,000
      shares)..................................  $
26.96
                                                 -----------
---
                                                 -----------
---

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Dividends (net of $912,241 foreign
      withholding tax).........................  $
71,930,568
    Interest...................................
57,390,582
                                                 -----------
----

129,321,150
                                                 -----------
----
  EXPENSES
    Investment advisory fee....................
19,216,733
    Shareholders' reports......................
1,485,000
    Custodian expense..........................
136,400
    Accounting fees............................
93,000
    Audit fees.................................
71,800
    Legal fees.................................
2,900
    Directors' fees............................
2,000
    Miscellaneous expenses.....................
173
                                                 -----------
----
      Total expenses...........................
21,008,006
    Less: custodian fee credit.................
(65,416)
                                                 -----------
----
      Net expenses.............................
20,942,590
                                                 -----------
----
  NET INVESTMENT INCOME........................
108,378,560
                                                 -----------
----
  NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS AND FOREIGN
  CURRENCIES
    Net realized gain (loss) on:
      Investments..............................
344,166,641
      Foreign currencies.......................
(16,774)
                                                 -----------
----

344,149,867
                                                 -----------
----
    Net change in unrealized appreciation on:
      Investments..............................
282,404,303
      Foreign currencies.......................
6,569
                                                 -----------
----

282,410,872
                                                 -----------
----
  NET GAIN ON INVESTMENTS......................
626,560,739
                                                 -----------
----
  NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS....................  $
734,939,299
                                                 -----------
----
                                                 -----------
----

STATEMENTS OF CHANGES IN NET ASSETS


YEARS ENDED DECEMBER 31,

---------------------------------------

1996                1995

------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment
income......................................................
 ............   $    108,378,560     $    73,682,361
    Net realized gain on investments and foreign
currencies................................
344,149,867         234,571,951
    Net change in unrealized appreciation on investments and
foreign currencies............        282,410,872
553,122,748

------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS...................................
734,939,299         861,377,060

------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment
income...................................................
(107,745,221)        (71,456,482)
    Distributions from net realized capital
gains..........................................
(422,203,368)       (132,219,093)

------------------  -------------------
    TOTAL DIVIDENDS AND
DISTRIBUTIONS...............................................
 .......       (529,948,589)       (203,675,575)

------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [13,547,538 and 15,687,254 shares,
respectively]....................        368,210,773
374,478,697
    Capital stock issued in reinvestment of dividends and
distributions [20,011,095 and
     8,038,373 shares,
respectively]...............................................
 ........        529,948,589         203,675,575
    Capital stock repurchased [(3,776,507) and (1,673,110)
shares, respectively]...........       (102,985,123)
(39,823,647)

------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
TRANSACTIONS.........................        795,174,239
538,330,625

------------------  -------------------
  TOTAL INCREASE IN NET
ASSETS......................................................
 .......      1,000,164,949       1,196,032,110
  NET ASSETS:
    Beginning of
year........................................................
 ..............      3,813,804,127       2,617,772,017

------------------  -------------------
    End of
year........................................................
 ....................   $  4,813,969,076     $ 3,813,804,127

------------------  -------------------

------------------  -------------------

            SEE NOTES TO FINANCIAL STATEMENTS ON PAGES C1
THROUGH C6.

                                      A11

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                              PRUDENTIAL JENNISON

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
  ASSETS
    Investments, at value (cost:
      $204,769,558)............................  $
230,427,402
    Cash.......................................
397,490
    Receivable for investments sold............
646,413
    Interest and dividends receivable..........
189,641
                                                 -----------
---
      Total Assets.............................
231,660,946
                                                 -----------
---
  LIABILITIES
    Payable for investments purchased..........
4,759,087
    Payable to investment adviser..............
311,027
    Accrued expenses...........................
47,684
                                                 -----------
---
      Total Liabilities........................
5,117,798
                                                 -----------
---
  NET ASSETS...................................  $
226,543,148
                                                 -----------
---
                                                 -----------
---
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $
158,165
      Paid-in capital in excess of par.........
203,756,863
                                                 -----------
---

203,915,028
    Undistributed net investment income........
62,787
    Accumulated net realized losses on
      investments..............................
(3,092,511)
    Net unrealized appreciation on
      investments..............................
25,657,844
                                                 -----------
---
    Net assets, December 31, 1996..............  $
226,543,148
                                                 -----------
---
                                                 -----------
---
    Net asset value and redemption price per
      share of 15,816,529 outstanding shares of
      common stock (authorized 50,000,000
      shares)..................................  $
14.32
                                                 -----------
---
                                                 -----------
---

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Dividends (net of $22,553 foreign
      withholding tax).........................  $
922,433
    Interest...................................
252,927
                                                 -----------
----

1,175,360
                                                 -----------
----
  EXPENSES
    Investment advisory fee....................
821,423
    Shareholders' reports......................
40,000
    Accounting fees............................
28,000
    Custodian expense..........................
14,000
    Audit fees.................................
2,700
    Directors' fees............................
2,000
    Miscellaneous expenses.....................
1,143
    Legal fees.................................
100
                                                 -----------
----
      Total expenses...........................
909,366
    Less: custodian fee credit.................
(4,670)
                                                 -----------
----
      Net expenses.............................
904,696
                                                 -----------
----
  NET INVESTMENT INCOME........................
270,664
                                                 -----------
----
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized loss on investments...........
(3,092,511)
    Net change in unrealized appreciation on
      investments..............................
21,613,425
                                                 -----------
----
  NET GAIN ON INVESTMENTS......................
18,520,914
                                                 -----------
----
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $
18,791,578
                                                 -----------
----
                                                 -----------
----

STATEMENTS OF CHANGES IN NET ASSETS

APRIL 25, 1995

(COMMENCEMENT OF

YEAR ENDED      OPERATIONS) THROUGH

DECEMBER 31, 1996    DECEMBER 31, 1995

------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment
income......................................................
 ............   $        270,664     $        42,553
    Net realized gain (loss) on
investments................................................
(3,092,511)            130,598
    Net change in unrealized appreciation on
investments...................................
21,613,425           4,044,419

------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS...................................
18,791,578           4,217,570

------------------  -------------------
  DIVIDENDS:
    Dividends from net investment
income...................................................
(373,490)             (7,538)

------------------  -------------------
  CAPITAL TRANSACTIONS:
    Initial capitalization issued to The Prudential [-0- and
990,000 shares,

respectively]...............................................
 ..........................                 --
9,900,000
    Capital stock sold [11,292,685 and 4,215,890 shares,
respectively].....................        151,529,000
51,219,000
    Capital stock issued in reinvestment of dividends
[27,287 and 667 shares,

respectively]...............................................
 ..........................            373,490
7,538
    Capital stock repurchased [(531,868) and (188,132)
shares, respectively]...............         (6,868,000)
(2,346,000)

------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
TRANSACTIONS.........................        145,034,490
58,780,538

------------------  -------------------
  TOTAL INCREASE IN NET
ASSETS......................................................
 .......        163,452,578          62,990,570
  NET ASSETS:
    Beginning of
period......................................................
 ..............         63,090,570             100,000*

------------------  -------------------
    End of
period......................................................
 ....................   $    226,543,148     $    63,090,570

------------------  -------------------

------------------  -------------------

*Prior to April 25, 1995 (commencement of operations), the
Portfolio issued 10,000 shares to The Prudential for $100,000.

            SEE NOTES TO FINANCIAL STATEMENTS ON PAGES C1
THROUGH C6.

                                      A12

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                           SMALL CAPITALIZATION STOCK

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1996
  ASSETS
    Investments, at value (cost:
      $136,007,075)............................  $
151,296,795
    Receivable from broker -- variation
      margin...................................
215,925
    Interest and dividends receivable..........
87,031
                                                 -----------
---
      Total Assets.............................
151,599,751
                                                 -----------
---
  LIABILITIES
    Payable for investments purchased..........
3,231,906
    Bank overdraft.............................
276,946
    Payable to investment adviser..............
129,958
    Accrued expenses...........................
62,618
                                                 -----------
---
      Total Liabilities........................
3,701,428
                                                 -----------
---
  NET ASSETS...................................  $
147,898,323
                                                 -----------
---
                                                 -----------
---
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $
107,236
      Paid-in capital in excess of par.........
131,907,629
                                                 -----------
---

132,014,865
    Accumulated net realized gains on
      investments..............................
636,788
    Net unrealized appreciation on
      investments..............................
15,246,670
                                                 -----------
---
    Net assets, December 31, 1996..............  $
147,898,323
                                                 -----------
---
                                                 -----------
---
    Net asset value and redemption price per
      share of 10,723,586 outstanding shares of
      common stock (authorized 50,000,000
      shares)..................................  $
13.79
                                                 -----------
---
                                                 -----------
---

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Dividends (net of $350 foreign withholding
      tax).....................................  $
867,358
    Interest...................................
426,763
                                                 -----------
----

1,294,121
                                                 -----------
----
  EXPENSES
    Investment advisory fee....................
362,830
    Custodian expense..........................
70,866
    Accounting fees............................
35,000
    Shareholders' reports......................
33,000
    Directors' fees............................
2,000
    Audit fees.................................
1,700
    Miscellaneous expenses.....................
945
    Legal fees.................................
100
                                                 -----------
----
      Total expenses...........................
506,441
    Less: custodian fee credit.................
(866)
                                                 -----------
----
      Net expenses.............................
505,575
                                                 -----------
----
  NET INVESTMENT INCOME........................
788,546
                                                 -----------
----
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain on:
      Investments..............................
2,466,425
      Futures..................................
377,916
                                                 -----------
----

2,844,341
                                                 -----------
----
    Net change in unrealized appreciation on:
      Investments..............................
12,692,785
      Futures..................................
(54,275)
                                                 -----------
----

12,638,510
                                                 -----------
----
  NET GAIN ON INVESTMENTS......................
15,482,851
                                                 -----------
----
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $
16,271,397
                                                 -----------
----
                                                 -----------
----

STATEMENTS OF CHANGES IN NET ASSETS

APRIL 25, 1995

(COMMENCEMENT OF

YEAR ENDED      OPERATIONS) THROUGH

DECEMBER 31, 1996    DECEMBER 31, 1995

------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment
income......................................................
 ............   $        788,546     $       175.519
    Net realized gain on
investments.................................................
 ......          2,844,340             801,247
    Net change in unrealized gain on
investments...........................................
12,638,511           2,608,160

------------------  -------------------
    NET INCREASE IN NET ASSETS
OPERATIONS..................................................
16,271,397           3,584,926

------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment
income...................................................
(821,179)           (142,886)
    Distributions from net realized capital
gains..........................................
(2,604,153)           (404,647)

------------------  -------------------
    TOTAL DIVIDENDS AND
DISTRIBUTIONS...............................................
 .......         (3,425,332)           (547,533)

------------------  -------------------
  CAPITAL TRANSACTIONS:
    Initial capitalization issued to The Prudential [-0- and
990,000 shares,

respectively]...............................................
 ..........................                 --
9,900,000
    Capital stock sold [7,144,721 and 3,181,402 shares,
respectively]......................         92,968,000
36,389,000
    Capital stock issued in reinvestment of dividends and
distributions [259,822 and 46,817
     shares,
respectively]...............................................
 ..................          3,425,332             547,533
    Capital stock repurchased [(692,228) and (216,949)
shares, respectively]...............         (8,808,000)
(2,507,000)

------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
TRANSACTIONS.........................         87,585,332
44,329,533

------------------  -------------------
  TOTAL INCREASE IN NET
ASSETS......................................................
 .......        100,431,397          47,366,926
  NET ASSETS:
    Beginning of
period......................................................
 ..............         47,466,926             100,000*

------------------  -------------------
    End of
period......................................................
 ....................   $    147,898,323     $    47,466,926

------------------  -------------------

------------------  -------------------

*Prior to April 25, 1995 (commencement of operations), the
Portfolio issued 10,000 shares to The Prudential for $100,000.

            SEE NOTES TO FINANCIAL STATEMENTS ON PAGES C1
THROUGH C6.

                                      A13

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                                GLOBAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1996
  ASSETS
    Investments, at value (cost:
      $460,602,835)............................  $
571,212,501
    Foreign currency, at value (cost:
      $14,787,117).............................
14,798,221
    Receivable for investments sold............
4,069,896
    Forward currency contracts -- amount
      receivable from counterparties...........
692,778
    Dividends and interest receivable..........
483,593
    Other assets...............................
320,523
                                                 -----------
---
      Total Assets.............................
591,577,512
                                                 -----------
---
  LIABILITIES
    Payable for investments purchased..........
9,399,505
    Payable to investment adviser..............
1,044,630
    Accrued expenses and other liabilities.....
411,684
    Payable for capital stock repurchased......
91,654
                                                 -----------
---
      Total Liabilities........................
10,947,473
                                                 -----------
---
  NET ASSETS...................................  $
580,630,039
                                                 -----------
---
                                                 -----------
---
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $
325,197
      Paid-in capital in excess of par.........
467,274,634
                                                 -----------
---

467,599,831
    Undistributed net investment income........
1,317,330
    Accumulated net realized gains on
      investments..............................
489,279
    Net unrealized appreciation on investments
      and foreign currencies...................
111,223,599
                                                 -----------
---
    Net assets, December 31, 1996..............  $
580,630,039
                                                 -----------
---
                                                 -----------
---
    Net asset value and redemption price per
      share of 32,519,654 outstanding shares of
      common stock (authorized 100,000,000
      shares)..................................  $
17.85
                                                 -----------
---
                                                 -----------
---

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Dividends (net of $555,343 foreign
      withholding tax).........................  $
6,536,733
    Interest...................................
1,063,491
                                                 -----------
----

7,600,224
                                                 -----------
----
  EXPENSES
    Investment advisory fee....................
3,671,568
    Custodian expense..........................
400,000
    Shareholders' reports......................
190,000
    Accounting fees............................
177,000
    Audit fees.................................
41,000
    Directors' fees............................
2,000
    Legal fees.................................
200
    Miscellaneous expenses.....................
8,534
                                                 -----------
----

4,490,302
                                                 -----------
----
  NET INVESTMENT INCOME........................
3,109,922
                                                 -----------
----
  REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES
    Net realized gain on:
      Investments..............................
15,872,383
      Foreign currencies.......................
3,900,113
                                                 -----------
----

19,772,496
                                                 -----------
----
    Net change in unrealized appreciation on:
      Investments..............................
67,917,996
      Foreign currencies.......................
(2,616,550)
                                                 -----------
----

65,301,446
                                                 -----------
----
  NET GAIN ON INVESTMENTS AND FOREIGN
  CURRENCIES...................................
85,073,942
                                                 -----------
----
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $
88,183,864
                                                 -----------
----
                                                 -----------
----

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31,

---------------------------------------

1996                1995

------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment
income......................................................
 ............   $      3,109,922     $     1,620,950
    Net realized gain on investments and foreign
currencies................................
19,772,496          13,763,168
    Net change in unrealized appreciation on investments and
foreign currencies............         65,301,446
39,034,318

------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS...................................
88,183,864          54,418,436

------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment
income...................................................
(3,109,922)         (5,982,859)
    Distributions from net realized capital
gains..........................................
(19,019,488)         (7,583,630)

------------------  -------------------
    TOTAL DIVIDENDS AND
DISTRIBUTIONS...............................................
 .......        (22,129,410)        (13,566,489)

------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [7,307,979 and 2,817,622 shares,
respectively]......................        123,508,873
42,294,857
    Capital stock issued in reinvestment of dividends and
distributions [1,310,966 and
     872,571 shares,
respectively]...............................................
 ..........         22,129,410          13,566,489
    Capital stock repurchased [1,820,909 and (2,794,423)
shares, respectively].............        (30,587,232)
(41,558,737)
    Initial capitalization repurchased by The Prudential
[(36,088) and (48,679) shares,

respectively]...............................................
 ..........................           (575,000)
(789,000)

------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
TRANSACTIONS.........................        114,476,051
13,513,609

------------------  -------------------
  TOTAL INCREASE IN NET
ASSETS......................................................
 .......        180,530,505          54,365,556
  NET ASSETS:
    Beginning of
year........................................................
 ..............        400,099,534         345,733,978

------------------  -------------------
    End of
year........................................................
 ....................   $    580,630,039     $   400,099,534

------------------  -------------------

------------------  -------------------

            SEE NOTES TO FINANCIAL STATEMENTS ON PAGES C1
THROUGH C6.

                                      A14

                            FINANCIAL STATEMENTS OF
                        THE PRUDENTIAL SERIES FUND, INC.
                          NATURAL RESOURCES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996
  ASSETS
    Investments, at value (cost:
      $359,799,612)............................  $
437,988,179
    Cash.......................................
8,706
    Interest and dividends receivable..........
692,813
    Receivable for investments sold............
471,770
                                                 -----------
---
      Total Assets.............................
439,161,468
                                                 -----------
---
  LIABILITIES
    Payable to investment adviser..............
479,571
    Payable for investments purchased..........
200,315
    Accrued expenses and other liabilities.....
96,344
                                                 -----------
---
      Total Liabilities........................
776,230
                                                 -----------
---
  NET ASSETS...................................  $
438,385,238
                                                 -----------
---
                                                 -----------
---
    Net assets were comprised of:
      Common stock, at $0.01 par value.........  $
221,794
      Paid-in capital in excess of par.........
348,190,815
                                                 -----------
---

348,412,609
    Undistributed net investment income........
48,572
    Accumulated net realized gain on
      investments and foreign currencies.......
11,735,510
    Net unrealized appreciation on investments
      and foreign currencies...................
78,188,547
                                                 -----------
---
    Net assets, December 31, 1996..............  $
438,385,238
                                                 -----------
---
                                                 -----------
---
    Net asset value and redemption price per
      share (22,179,414 shares of common stock
      outstanding 100,000,000 shares
      authorized)..............................  $
19.77
                                                 -----------
---
                                                 -----------
---

STATEMENT OF OPERATIONS
Year Ended December 31, 1996
  INVESTMENT INCOME
    Dividends (net of $326,414 foreign
      withholding tax).........................  $
3,873,474
    Interest...................................
830,445
                                                 -----------
----

4,703,919
                                                 -----------
----
  EXPENSES
    Investment advisory fee....................
1,662,931
    Shareholders' reports......................
140,000
    Accounting fees............................
84,000
    Custodian expense..........................
28,900
    Audit fees.................................
6,400
    Directors' fees............................
2,000
    Legal fees.................................
300
    Miscellaneous expenses.....................
168
                                                 -----------
----
      Total expenses...........................
1,924,699
    Less: custodian fee credit.................
(5,847)
                                                 -----------
----
      Net expenses.............................
1,918,852
                                                 -----------
----
  NET INVESTMENT INCOME........................
2,785,067
                                                 -----------
----
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES
    Net realized gain (loss) on:
      Investments..............................
55,014,870
      Options written..........................
189,896
      Foreign currencies.......................
(91,558)
                                                 -----------
----

55,113,208
                                                 -----------
----
    Net change in unrealized appreciation on:
      Investments..............................
36,084,029
      Options written..........................
(31,675)
      Foreign currencies.......................
(20)
                                                 -----------
----

36,052,334
                                                 -----------
----
  NET GAIN ON INVESTMENTS AND FOREIGN
  CURRENCIES...................................
91,165,542
                                                 -----------
----
  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $
93,950,609
                                                 -----------
----
                                                 -----------
----

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31,

---------------------------------------

1996                1995

------------------  -------------------
  INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment
income......................................................
 ............   $      2,785,067     $     3,291,987
    Net realized gain on investments and foreign
currencies................................
55,113,208          19,734,447
    Net change in unrealized appreciation on investments and
foreign currencies............         36,052,334
39,062,266

------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS...................................
93,950,609          62,088,700

------------------  -------------------
  DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment
income...................................................
(2,609,058)         (3,370,234)
    Distributions from net realized capital
gains..........................................
(50,936,196)        (13,348,694)

------------------  -------------------
    TOTAL DIVIDENDS AND
DISTRIBUTIONS...............................................
 .......        (53,545,254)        (16,718,928)

------------------  -------------------
  CAPITAL TRANSACTIONS:
    Capital stock sold [2,914,136 and 1,205,152 shares,
respectively]......................         60,203,000
19,186,000
    Capital stock issued in reinvestment of dividends and
distributions [2,739,322 and
     981,450 shares,
respectively]...............................................
 ..........         53,545,254          16,718,928
    Capital stock repurchased [448,045 and (948,328) shares,
respectively].................         (8,940,000)
(15,377,000)

------------------  -------------------
    NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
TRANSACTIONS.........................        104,808,254
20,527,928

------------------  -------------------
  TOTAL INCREASE IN NET
ASSETS......................................................
 .......        145,213,609          65,897,700
  NET ASSETS:
    Beginning of
year........................................................
 ..............        293,171,629         227,273,929

------------------  -------------------
    End of
year........................................................
 ....................   $    438,385,238     $   293,171,629

------------------  -------------------

------------------  -------------------

            SEE NOTES TO FINANCIAL STATEMENTS ON PAGES C1
THROUGH C6.

                                      A15

                        THE PRUDENTIAL SERIES FUND, INC.
                            SCHEDULE OF INVESTMENTS
                             MONEY MARKET PORTFOLIO

DECEMBER 31, 1996


PRINCIPAL

AMOUNT          VALUE

(000)         (NOTE 2)
                                                    --------
-----  --------------
COMMERCIAL PAPER -- 52.9%
  ABN-Amro Bank North America,
    5.300%, 02/28/97..............................  $
2,000  $    1,983,217
  American Brands, Inc.,
    5.320%, 01/14/97..............................
3,900       3,893,084
    5.340%, 02/11/97-03/12/97.....................
2,000       1,983,832
    6.000%, 01/22/97..............................
1,000         996,667
  American Express Credit Corp.,
    5.300%, 02/28/97..............................
14,482      14,360,472
  Aristar, Inc.,
    5.410%, 03/14/97..............................
2,000       1,978,661
    5.590%, 02/28/97..............................
4,500       4,460,171
  Avco Financial Services Inc,
    5.600%, 03/06/97..............................
5,000       4,951,000
  Avco Financial Services Inc.,
    5.440%, 02/28/97..............................
6,000       5,948,320
  Barton Capital Corp.,
    5.360%, 01/15/97..............................
1,300       1,297,484
    5.370%, 01/10/97..............................
13,000      12,984,487
    5.400%, 02/21/97..............................
2,000       1,985,000
    5.600%, 02/28/97..............................
1,000         991,133
  BHF Finance, Inc.,
    5.310%, 01/30/97..............................
7,000       6,971,090
  Bradford & Bingley Building Society,
    5.350%, 01/15/97..............................
5,000       4,990,340
  Caterpillar Financial Services Corp.,
    5.350%, 05/16/97-06/16/97.....................
5,000       4,886,610
  Ciba-Geigy Corp.,
    5.750%, 02/06/97..............................
1,000         994,410
  CIT Group Holdings, Inc.,
    5.350%, 03/31/97..............................
4,000       3,947,689
  Coca Cola Enterprises, Inc.,
    5.340%, 02/03/97..............................
4,000       3,981,013
  Colonial Pipeline Co.,
    5.750%, 01/27/97..............................
6,100       6,075,642
  Countrywide Home Loan,
    6.050%, 01/21/97..............................
2,000       1,993,614
    6.200%, 01/15/97..............................
13,000      12,970,894
    6.350%, 01/15/97-01/21/97.....................
18,000      17,956,603
  CXC, Inc.,
    7.000%, 01/02/97..............................
21,862      21,862,000
  Engelhard Corp.,
    5.580%, 02/24/97..............................
4,000       3,967,140
  Enterprise Funding Corp.,
    5.340%, 03/18/97..............................
5,000       4,944,375
  Falcon Asset Securitization Corp.,
    5.450%, 01/22/97..............................
2,975       2,965,992
  First Data Corp.,
    5.400%, 03/18/97-03/25/97.....................
3,000       2,965,200
    5.460%, 03/25/97..............................
10,000       9,875,633
  Ford Motor Credit Co.,
    5.350%, 03/03/97..............................
3,000       2,973,250
  General Electric Capital Corp.,
    5.440%, 02/25/97..............................
30,000      29,755,200
  General Motors Acceptance Corp.,
    5.390%, 03/31/97..............................
1,000         986,824
  General Signal Corp.,
    5.800%, 02/06/97..............................
6,300       6,264,475
    5.900%, 02/05/97..............................
3,500       3,480,497
  GTE Corp.,
    5.500%, 01/14/97..............................
1,000         998,167
  Heller Financial, Inc.,
    5.570%, 01/13/97-01/14/97.....................
2,000       1,996,441
    5.800%, 01/21/97..............................
5,000       4,984,694
  Indosuez N. A., Inc.,
    5.500%, 02/14/97..............................
5,000       4,967,153
  ITT Hartford Group, Inc.,
    5.320%, 02/18/97..............................
2,000       1,986,109
    5.500%, 01/21/97..............................
2,000       1,994,194
  Johnson Controls, Inc.,
    5.390%, 01/24/97..............................
5,000       4,983,531

DECEMBER 31, 1996

PRINCIPAL

AMOUNT          VALUE

(000)         (NOTE 2)
                                                    --------
-----  --------------
  Kredietbank NA Financial Corp.,
    5.320%, 01/16/97..............................  $
3,000  $    2,993,793
  Lehman Brothers Holding, Inc.,
    6.700%, 01/07/97..............................
33,000      32,969,292
  Merrill Lynch & Co., Inc.,
    5.310%, 02/27/97..............................
8,000       7,933,920
    5.330%, 01/24/97..............................
7,000       6,977,199
    5.350%, 01/29/97..............................
9,000       8,963,887
    5.450%, 01/22/97..............................
1,000         996,972
  Mitsubishi International Corp.,
    5.450%, 01/15/97..............................
4,000       3,992,128
    5.750%, 02/10/97..............................
900         894,394
  Morgan Stanley Group, Inc.,
    5.320%, 01/21/97-01/29/97.....................
12,000      11,956,849
  Nationwide Building Society,
    5.310%, 02/19/97..............................
4,000       3,971,680
    5.375%, 02/26/97..............................
1,000         991,788
    5.550%, 02/26/97..............................
5,000       4,957,604
  NYNEX Corp.,
    5.410%, 02/13/97..............................
2,000       1,987,377
    6.800%, 01/06/97..............................
4,760       4,756,404
  PNC Funding Corp.,
    5.360%, 01/22/97..............................
1,000         997,022
  Preferred Receivables Funding Corp.,
    5.320%, 02/06/97..............................
3,000       2,984,483
    5.370%, 03/20/97..............................
1,000         988,514
    5.450%, 01/14/97..............................
1,000         998,183
    5.600%, 02/25/97..............................
5,000       4,958,000
  Sears Roebuck Acceptance Corp.,
    5.470%, 02/26/97..............................
5,000       4,958,215
  Triple-A One Funding Corp.,
    5.400%, 02/14/97..............................
2,000       1,987,100
    5.500%, 01/24/97..............................
1,208       1,203,940
  Union Pacific Resources,
    6.000%, 01/27/97..............................
1,855       1,847,271
  WCP Funding, Inc.,
    5.400%, 02/20/97..............................
4,000       3,970,600

--------------

353,768,923

--------------
OTHER CORPORATE OBLIGATIONS -- 22.5%
  Abbey National Treasury Services, PLC,
    5.500%, 11/26/97..............................
10,000       9,990,924
  Associates Corp. of North America,
    9.700%, 05/01/97..............................
3,450       3,491,185
  Beneficial Corp.,
    5.57%, 08/05/97 (a)...........................
9,000       9,003,377
    7.250%, 06/09/97..............................
750         753,620
    9.050%, 03/14/97..............................
1,100       1,106,958
  Capital Equipment Receivable Trust,
    5.600%, 10/15/97..............................
9,268       9,268,366
  Ford Motor Credit Co.,
    5.625%, 03/03/97..............................
1,000         999,287
    6.300%, 04/23/97..............................
1,000       1,000,733
    6.450%, 07/21/97..............................
500         500,812
  General Electric Capital Corp.,
    8.300%, 06/02/97..............................
2,005       2,023,440
  General Motors Acceptance Corp.,
    5.520%, 02/02/97 (a)..........................
11,000      10,999,035
    5.520%, 02/21/97 (a)..........................
1,000         999,963
    5.650%, 06/02/97 (a)..........................
11,000      11,005,887
    5.750%, 06/09/97..............................
1,000       1,000,599
    6.750%, 07/10/97..............................
5,000       5,028,923
    7.875%, 02/27/97-02/28/97.....................
2,250       2,259,052
  Goldman Sachs Group, L.P.,
    5.805%, 12/15/97 (a)..........................
30,000      30,000,000
  International Lease Finance Corp.,
    5.938%, 10/15/97 (a)..........................
3,000       3,009,300

                                       B1

DECEMBER 31, 1996

PRINCIPAL

AMOUNT          VALUE

(000)         (NOTE 2)
                                                    --------
-----  --------------
  John Deere Capital Corp.,
    7.200%, 05/15/97..............................  $
250  $      250,977
  Merrill Lynch & Co., Inc.,
    5.533%, 10/01/97 (a)..........................
5,000       4,998,912
  Morgan Stanley Group, Inc.,
    5.625%, 12/15/97 (a)..........................
4,000       4,000,000
    5.688%, 01/15/98 (a)..........................
5,000       5,000,000
    6.070%, 01/15/97 (a)..........................
2,000       2,000,000
  Nationsbank Auto Owner,
    5.776%, 08/15/97..............................
1,681       1,680,604
  Short Term Repack Asset,
    6.000%, 12/15/97 (a)..........................
9,000       8,998,169
  SMM Trust 1995-Q,
    5.605%, 01/08/97 (a)..........................
19,000      18,999,971
  Transamerica Financial Corp.,
    6.750%, 08/15/97..............................
1,750       1,756,207

--------------

150,126,301

--------------
CERTIFICATES OF DEPOSIT-DOMESTIC -- 2.4%
  Chase Manhattan Bank (USA),
    5.750%, 03/24/97..............................
15,000      15,000,000
  Mellon Bank, N.A.,
    5.550%, 02/18/97..............................
1,000       1,000,080

--------------

16,000,080

--------------
CERTIFICATES OF DEPOSIT-EURODOLLAR -- 5.2%
  Abbey National Treasury Services, PLC,
    5.410%, 01/30/97..............................
5,000       5,000,093
  Banco Bilbao Vizcaya S.A.,
    5.410%, 03/05/97..............................
1,000       1,000,017
  Bank of Nova Scotia,
    6.050%, 06/25/97..............................
2,000       2,004,196
  Bank of Scotland,
    5.430%, 06/05/97..............................
15,000      14,999,802
  Bayerische Hypotheken,
    5.740%, 05/27/97..............................
11,000      11,004,501
  Creditanstalt Bankverein,
    5.430%, 04/07/97..............................
1,000       1,000,017

--------------

35,008,626

--------------
CERTIFICATES OF DEPOSIT-YANKEE -- 10.6%
  Abbey National, PLC,
    5.420%, 05/27/97..............................
10,000       9,998,273
  Bank of Montreal,
    5.450%, 01/07/97..............................
5,000       5,000,000
  Banque Nationale De Paris,
    5.440%, 03/17/97..............................
2,000       1,999,959
    5.580%, 04/02/97..............................
30,000      29,991,911
  Landesbank Hessen-Thuringen,
    6.050%, 06/13/97..............................
3,000       3,006,041
  Midland Bank, PLC,
    5.500%, 04/10/97..............................
1,000         999,920
  National Bank of Canada,
    5.438%, 03/10/97..............................
5,000       5,000,000
  Societe Generale Bank,
    5.600%, 04/03/97..............................
15,000      15,003,658

--------------

70,999,762

--------------
BANK NOTES -- 3.7%
  American Express Centurian Bank,
    5.532%, 10/09/97 (a)..........................
1,000         999,923
    5.575%, 01/14/97 (a)..........................
2,000       1,999,932
    5.575%, 04/15/97 (a)..........................
2,000       1,999,887
    5.595%, 03/19/97 (a)..........................
3,000       2,999,879
    5.595%, 12/22/97 (a)..........................
1,000         999,904
  FCC National Bank,
    5.770%, 04/15/97..............................
4,000       3,999,351
  First Bank N.A., Minneapolis,
    5.518%, 10/24/97 (a)..........................
2,000       1,998,881
  First National Bank of Seattle,
    5.800%, 05/09/97..............................
5,000       4,999,001
  Morgan Guaranty Trust Co.,
    5.375%, 11/14/97 (a)..........................
4,000       3,997,475

DECEMBER 31, 1996

PRINCIPAL

AMOUNT          VALUE

(000)         (NOTE 2)
                                                    --------
-----  --------------
  PNC Bank N.A.,
    5.564%, 02/20/97 (a)..........................  $
1,000  $      999,897

--------------

24,994,130

--------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- 2.0%
  Student Loan Marketing Association,
    5.870%, 06/30/97..............................
13,000      12,996,445

--------------
TOTAL INVESTMENTS -- 99.3%
  (amortized cost: $663,894,267
(b)).............................     663,894,267
OTHER ASSETS IN EXCESS OF
  LIABILITIES --
0.7%............................................
4,873,854

--------------
TOTAL NET ASSETS --
100%.........................................  $
668,768,121

--------------

--------------

The following abbreviations are used in portfolio descriptions:

    PLC                 Public
                        Limited
                        Company
                        (British
                        Corporation)
    S.A.                Sociedad Anonima (Spanish
Corporation) or Societe
                        Anonyme (French Corporation)

(a)          Indicates
             a
             variable
             rate
             security.
             The
             maturity
             date
             presented
             for these
             instruments
             is the
             later of
             the next
             date on
             which the
             security
             can be
             redeemed
             at par or
             the next
             date on
             which the
             rate of
             interest
             is
             adjusted.

(b) The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

The industry classification of portfolio holdings and other
assets in excess of liabilities shown as a percentage of net assets as of December 31, 1996 was as follows:
Commercial Banks....................................
31.2%
Security Brokers & Dealers..........................
17.5
Asset Backed Securities.............................
12.7
Short-Term Business Credit..........................
11.2
Mortgage Banks......................................
4.9
Finance Lessors.....................................
4.8
Personal Credit Institutions........................
4.7
Computer Rental & Leasing...........................
1.9
Federal Credit Agencies.............................
1.9
Electric Industry Apparatus.........................
1.5
Telephone & Communications..........................
1.2
Tobacco.............................................
1.0
Gas Pipelines.......................................
0.9
Commodity Trading...................................
0.7
Regulating Controls.................................
0.7
Beverages...........................................
0.6
Fire & Marine Casualty Insurance....................
0.6
Specialty Chemical..................................
0.6
Equipment & Rental & Leasing........................
0.4
Crude Petroleum & Natural Gas.......................
0.3
                                                      ------
---

99.3
Other assets in excess of liabilities...............
0.7
                                                      ------
---

100.0%
                                                      ------
---
                                                      ------
---

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES C1
THROUGH C6.

                                       B2

                           DIVERSIFIED BOND PORTFOLIO

DECEMBER 31, 1996

LONG-TERM INVESTMENTS -- 99.0%

MOODY'S     PRINCIPAL

RATING      AMOUNT

(UNAUDITED)     (000)        VALUE
LONG-TERM BONDS -- 98.7%
(NOTE 2)

                                                    --------
----  ---------  --------------
DOMESTIC CORPORATE BONDS -- 62.8%
AGRICULTURAL EQUIPMENT -- 0.7%
  Agco Corp.,
    8.50%, 03/15/06...............................      Ba3
$   5,000  $    5,059,000

--------------
AIRLINES -- 5.2%
  Boeing Co.,
    8.75%, 08/15/21...............................       A1
6,250       7,356,125
  Delta Air Lines, Inc.,
    7.79%, 12/01/98...............................      Baa3
1,000       1,020,710
    8.38%, 06/12/98...............................      Baa3
2,000       2,054,340
    9.875%, 05/15/00..............................      Baa3
6,000       6,499,320
  United Air Lines, Inc.,
    9.75%, 08/15/21...............................      Baa3
4,500       5,333,580
    10.67%, 05/01/04..............................      Baa3
7,000       8,278,830
    11.21%, 05/01/14..............................      Baa3
5,000       6,555,850

--------------

37,098,755

--------------
CABLE & PAY TELEVISION SYSTEMS -- 1.5%
  Continental Cablevision, Inc.,
    8.30%, 05/15/06...............................      Baa2
3,500       3,728,445
  Tele-Communications, Inc.,
    10.125%, 04/15/22.............................      Ba1
6,300       6,917,526

--------------

10,645,971

--------------
COMPUTERS -- 0.5%
  Digital Equipment Corp.,
    7.125%, 10/15/02..............................      Ba1
4,000       3,817,000

--------------
ENTERTAINMENT -- 0.7%
  Royal Caribbean Cruises Ltd.,
    11.375%, 05/15/02.............................      Ba2
5,000       5,325,000

--------------
FINANCIAL SERVICES -- 27.7%
  Advanta Mortgage Loan Trust, Series 1994-3
    8.49%, 01/25/26...............................      Aaa
8,500       8,802,812
  Aristar, Inc.,
    5.75%, 07/15/98...............................       A3
2,000       1,987,160
    7.50%, 07/01/99...............................      Baa1
2,000       2,050,740
  Associates Corp. of North America,
    8.375%, 01/15/98..............................      Aa3
500         511,570
  Bank of New York,
    7.97%, 12/31/26...............................       A1
5,000       5,049,700
  BankAmerica Corp.,
    6.031%, 05/17/99..............................       A
10,000      10,075,000
  Chase Manhattan Corp.,
    8.00%, 06/15/99...............................       A2
2,000       2,071,620
  Chemical Bank,
    6.625%, 08/15/05..............................       A1
2,000       1,942,880
  Chrysler Financial Corp.,
    9.50%, 12/15/99...............................       A3
5,000       5,406,550
  Conseco, Inc.,
    8.70%, 11/15/26...............................      BBB
10,500      10,590,510
  CoreStates Financial Corp.,
    8.00%, 12/15/26...............................       A1
10,000      10,000,600
  Enterprise Rent-A-Car USA Finance Co.,
    7.00%, 06/15/00...............................      Baa3
9,000       9,108,900
    7.875%, 03/15/98..............................      Baa2
5,000       5,111,250
    8.75%, 12/15/99...............................      Baa2
3,000       3,177,300

DECEMBER 31, 1996

MOODY'S     PRINCIPAL

RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)
(UNAUDITED)     (000)       (NOTE 2)
                                                    --------
----  ---------  --------------
  First Tennessee National Corp., B.A.,
    8.07%, 01/06/27...............................       A3
$   4,500  $    4,474,800
  First Union Corp.,
    7.85%, 01/01/27...............................       A1
10,000       9,908,750
  Ford Motor Credit Co.,
    5.75%, 01/25/01...............................       A1
4,000       3,872,240
    6.25%, 02/26/98...............................       A1
3,000       3,007,470
  General Motors Acceptance Corp.,
    8.40%, 10/15/99...............................       A3
3,700       3,887,627
  Lehman Brothers Holdings, Inc.,
    6.84%, 09/25/98...............................      Baa1
5,000       5,037,850
  Liberty Mutual Insurance Co.,
    8.20%, 05/04/07...............................       A2
8,250       8,761,005
  Mellon Bank Corp.,
    7.995%, 01/15/27..............................       A2
10,000       9,875,000
  Nationwide CSN Trust,
    9.875%, 02/15/25..............................       A1
5,000       5,559,500
  Principal Mutual Life Insurance,
    7.875%, 03/01/24..............................      Aa3
5,000       4,901,550
  Reliastar Financial Corp.,
    6.625%, 09/15/03..............................       A3
5,000       4,912,500
  Republic Bank of New York Corp.,
    7.53%, 12/04/26...............................       A1
5,000       4,900,615
  Salomon, Inc.,
    5.98%, 02/02/98...............................      Baa1
10,000       9,995,100
    7.00%, 05/15/99...............................      Baa1
10,000      10,079,000
    7.25%, 05/01/01...............................      Baa1
2,250       2,271,285
  State Street Capital Corp.,
    7.94%, 12/30/26...............................       A1
12,000      11,952,000
  SunAmerica, Inc.,
    6.20%, 10/31/99...............................      Baa1
5,000       4,975,000
  Union Planters Corp.,
    8.20%, 12/15/26...............................      BB+
5,000       4,950,000
  Wells Fargo & Co.,
    7.96%, 12/15/26...............................       A1
10,000      10,100,000

--------------

199,307,884

--------------
FOREST PRODUCTS -- 1.0%
  Boise Cascade Corp.,
    9.875%, 02/15/01..............................      Baa3
1,000       1,058,790
  Westvaco Corp.,
    9.75%, 06/15/20...............................       A1
5,000       6,269,800

--------------

7,328,590

--------------
HEALTH CARE -- 2.9%
  Columbia/HCA Healthcare Corp.,
    7.69%, 06/15/25...............................       A2
12,000      12,355,680
  Tenet Healthcare Corp.,
    8.625%, 12/01/03..............................      Ba1
6,500       6,857,500
    9.625%, 09/01/02..............................      Ba1
1,500       1,642,500

--------------

20,855,680

--------------
MACHINERY & EQUIPMENT -- 0.4%
  Crane Co.,
    7.25%, 06/15/99...............................      Baa2
3,000       3,028,560

--------------

                                       B3

DECEMBER 31, 1996

MOODY'S     PRINCIPAL

RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)
(UNAUDITED)     (000)       (NOTE 2)
                                                    --------
----  ---------  --------------
MEDIA -- 7.8%
  News America Holdings, Inc.,
    7.50%, 03/01/00...............................      Baa3
$   6,000  $    6,137,160
    7.75%, 12/01/45...............................      Baa3
7,000       6,518,330
  Paramount Communications, Inc.,
    7.50%, 01/15/02...............................      Ba2
5,000       4,995,850
  Time Warner, Inc.,
    7.75%, 06/15/05...............................      Ba1
9,800       9,858,114
    8.18%, 08/15/07...............................      Ba1
4,000       4,104,280
    8.375%, 07/15/33..............................      Baa3
6,000       6,021,540
  Turner Broadcasting System, Inc.,
    7.40%, 02/01/04...............................      Ba1
13,500      13,374,855
  Viacom, Inc.,
    7.75%, 06/01/05...............................      Ba2
5,000       4,923,350

--------------

55,933,479

--------------
MISCELLANEOUS-CONSUMER GROWTH -- 0.4%
  Whitman Corp.,
    7.50%, 08/15/01...............................      Baa2
3,000       3,075,540

--------------
OIL & GAS -- 2.3%
  Occidental Petroleum Corp.,
    10.125%, 11/15/01.............................      Baa2
5,000       5,695,150
    11.125%, 08/01/10.............................      Baa2
5,000       6,535,300
  Parker & Parsley Petroleum Co.,
    8.25%, 08/15/07...............................      Baa3
4,000       4,300,600

--------------

16,531,050

--------------
OIL & GAS EQUIPMENT & SERVICES -- 1.1%
  B.J. Services Co.,
    7.00%, 02/01/06...............................      Ba1
5,000       4,859,550
  Noble Drilling Corp.,
    9.125%, 07/01/06..............................      Ba2
3,000       3,225,000

--------------

8,084,550

--------------
RESTAURANTS -- 1.3%
  Darden Restaurants, Inc.,
    7.125%, 02/01/16..............................      Baa1
10,000       9,021,700

--------------
RETAIL -- 3.7%
  Federated Department Stores, Inc.,
    8.125%, 10/15/02..............................      Ba1
9,000       9,225,000
    8.50%, 06/15/03...............................      Ba1
11,000      11,440,000
  Kmart Corp.,
    9.80%, 06/15/98...............................      Ba3
2,000       2,035,000
  Rite Aid Corp.,
    6.70%, 12/15/01...............................       A3
4,000       3,986,000

--------------

26,686,000

--------------
TELECOMMUNICATIONS -- 2.6%
  Impsat Corp.,
    12.125%, 07/15/03.............................       B2
3,000       3,180,000
  MFS Communications Co., Inc., Sr. Disc. Notes,
    Zero Coupon (until 01/15/99)
    9.375%, 01/15/04..............................       B1
9,000       6,547,500
  TCI Communications, Inc.,
    6.875%, 02/15/06..............................      Ba1
10,000       9,087,400

--------------

18,814,900

--------------

DECEMBER 31, 1996

MOODY'S     PRINCIPAL

RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)
(UNAUDITED)     (000)       (NOTE 2)
                                                    --------
----  ---------  --------------
UTILITIES -- 3.0%
  Arkla, Inc.,
    9.32%, 12/18/00...............................      Ba3
$   2,000  $    2,136,280
  El Paso Electric Company,
    9.40%, 05/01/11...............................      Ba3
4,000       4,240,000
  Pennsylvania Power & Light Co.,
    9.375%, 07/01/21..............................       A3
1,150       1,288,840
  Texas Utilities Electric Co.,
    5.875%, 04/01/98..............................      Baa2
4,000       3,991,560
  Transco Energy Co.,
    9.125%, 05/01/98..............................      Baa2
3,000       3,113,820
    9.375%, 08/15/01..............................      Baa2
6,000       6,613,920

--------------

21,384,420

--------------
FOREIGN CORPORATE BONDS -- 8.1%
  Australia & New Zealand Banking Group, Ltd.,
    (Australia)
    6.25%, 02/01/04...............................       A1
3,000       2,889,780
  Banco de Commercio Exterior de Colombia, SA,
    (Colombia)
    8.625%, 06/02/00..............................      Baa3
2,000       2,077,500
  Banco Ganadero, SA, (Colombia)
    9.75%, 08/26/99...............................      Baa3
4,100       4,315,250
  Canadian Pacific Forest Products Ltd., (Canada)
    10.25%, 01/15/03..............................      Baa1
4,000       4,360,000
  Compania Sud Americana de Vapores, SA, (Chile)
    7.375%, 12/08/03..............................      BBB
3,000       2,955,000
  Deutsche Bank, (Germany)
    6.70%, 12/13/06...............................      Aa1
4,350       4,280,248
  Kansallis-Osake Pankki, N.Y., (Finland)
    8.65%, 01/01/49...............................       A3
5,000       5,220,750
    10.00%, 05/01/02..............................       A3
5,000       5,674,500
  National Australia Bank, Ltd., (Australia)
    9.70%, 10/15/98...............................       A1
1,700       1,801,609
  National Power Corp., (Philipines)
    8.40%, 12/15/16...............................      Ba2
4,900       4,875,500
  Ontario, Province of Canada, (Canada)
    15.75%, 03/15/12..............................      Aa3
3,475       3,756,127
  Polysindo Int'l Finance Co., (Netherlands)
    11.375%, 06/15/06.............................      Ba3
5,000       5,462,500
  PT Alatief Freeport Financial Co., (Netherlands)
    9.75%, 04/15/01...............................      Ba1
5,750       6,286,187
  Rogers Cablesystems, Inc., (Canada)
    10.00%, 03/15/05..............................      Ba3
4,000       4,260,000

--------------

58,214,951

--------------

                                       B4

DECEMBER 31, 1996

MOODY'S     PRINCIPAL

RATING      AMOUNT        VALUE
LONG-TERM BONDS (CONTINUED)
(UNAUDITED)     (000)       (NOTE 2)
                                                    --------
----  ---------  --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 14.0%
  Federal Farm Credit Bank,
    8.65%, 10/01/99...............................
$     150  $      159,258
  International Bank for Reconstruction and
    Development,
    12.375%, 10/15/02.............................
750         956,708
  Resolution Funding Corp.,
    Zero Coupon, 10/15/15.........................
17,100       4,670,694
    8.125%, 10/15/19..............................
700         791,434
    8.625%, 01/15/21..............................
200         237,562
  United States Treasury Bonds,
    6.75%, 8/15/26 (b)............................
940         947,050
    11.25%, 02/15/15..............................
4,000       5,906,880
    12.00%, 08/15/13..............................
20,000      28,609,400
  United States Treasury Notes,
    5.75%, 08/15/03...............................
10,450      10,136,500
    5.875%, 11/30/01..............................
3,600       3,547,692
    6.50%, 10/15/06...............................
13,100      13,171,657
    6.625%, 06/30/01..............................
14,430      14,662,179
    7.25%, 02/15/98...............................
5,000       5,082,050
    7.75%, 12/31/99...............................
5,750       6,014,155
    7.875%, 11/15/04..............................
3,600       3,928,500
    12.50%, 08/15/14..............................
1,500       2,241,795

--------------

101,063,514

--------------
U.S. GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES -- 4.6%
  Federal National Mortgage Association,
    Zero Coupon, 07/24/06.........................
9,000       4,748,940
    9.00%, 10/01/16-09/01/21......................
623         663,006
  Government National Mortgage Association,
    7.50%, 05/20/02-02/15/26......................
27,222      27,613,035

--------------

33,024,981

--------------
FOREIGN GOVERNMENT BONDS -- 9.2%
  Republic of Argentina, (Argentina)
    6.625%, 03/31/05..............................       B1
4,900       4,293,625
  Republic of Colombia, (Colombia)
    8.00%, 06/14/01...............................      Baa3
1,600       1,624,000
    8.75%, 10/06/99...............................      Baa3
3,500       3,657,500
  Republic of Philippines, (The Philippines)
    8.75%, 10/07/16...............................       B1
4,675       4,819,925
  Republic of Poland, (Poland)
    4.00%, (until 10/27/98)
    5.00%, (until 10/27/99)
    6.00%, (until 10/27/02)
    7.00%, 10/27/14...............................      Baa3
16,000      13,540,000
  Republic of Venezuela, (Venezuela)
    6.50%, 12/18/07 (a)...........................      Ba2
3,000       2,640,000
  Rio de Janeiro, (Brazil)
    10.375%, 07/12/99.............................       B1
5,000       5,137,500
  United Mexican States, (Mexico)
    7.562%, 08/06/01 (a)..........................      Baa3
25,000      25,058,750
    11.50%, 05/15/26..............................      Ba2
5,000       5,287,500

--------------

66,058,800

--------------
TOTAL LONG-TERM BONDS
  (cost
$696,315,713)...............................................
 .......     710,360,325

--------------

DECEMBER 31, 1996

MOODY'S

RATING                    VALUE
PREFERRED STOCK -- 0.3%
(UNAUDITED)    SHARES       (NOTE 2)
                                                    --------
----  ---------  --------------
GAS PIPELINES -- 0.3%
  TransCanada Pipelines, Ltd.
    (cost $2,000,000 )............................
80,000  $    2,080,000

--------------
TOTAL LONG-TERM INVESTMENTS
  (cost
$698,315,713)...............................................
 .......     712,440,325

--------------


PRINCIPAL

AMOUNT
SHORT-TERM INVESTMENTS -- 4.3%
(000)

---------
CERTIFICATES OF DEPOSIT -- DOMESTIC -- 0.7%
  Advanta National Bank, C.D.,
    6.26%, 09/01/97...............................      Baa
$   5,000       5,005,000

--------------
OTHER CORPORATE OBLIGATIONS -- 1.4%
  Citicorp,
    8.50%, 02/24/97...............................       A1
3,000       3,010,410
  General Motors Acceptance Corp.,
    7.50%, 11/04/97...............................       A3
2,000       2,027,180
  Mellon Bank Corp.,
    6.50%, 12/01/97...............................       A2
2,000       2,007,580
  Potomac Capital Investment Corp.,
    6.19%, 04/28/97...............................       A3
3,500       3,535,000

--------------

10,580,170

--------------
REPURCHASE AGREEMENT -- 2.2%
  Joint Repurchase Agreement Account,
    6.613%, 01/02/97 (Note 5).....................
15,414      15,414,000

--------------
TOTAL SHORT-TERM INVESTMENTS
  (cost
$30,945,800)................................................
 .......      30,999,170

--------------
TOTAL INVESTMENTS BEFORE SHORT SALE -- 103.3%
  (cost $729,261,513; Note
6)..............................................
743,439,495

--------------

INVESTMENT SOLD SHORT -- (3.6%)
 United States Treasury Bond,
    6.75%, 8/15/26
    (proceeds $26,546,678; Note 2)................
25,450     (26,310,748)

--------------
TOTAL INVESTMENTS, NET OF SHORT SALES --
99.7%...................

717,128,747
OTHER ASSETS IN EXCESS OF
  LIABILITIES --
0.3%............................................
3,087,834

--------------
TOTAL NET ASSETS --
100.0%.......................................  $
720,216,581

--------------

--------------

The following abbreviations are used in portfolio descriptions:

    B.A.                Bankers'
                        Acceptances
    C.D.                Certificates of Deposit
    SA                  Sociedad Anonima (Spanish
Corporation) or Societe
                        Anonyme (French Corporation)

(a)          Indicates
             a
             variable
             rate
             security.

(b) Deposited with the custodian to cover an open short sale transaction.

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES C1
THROUGH C6.

                                       B5

                          GOVERNMENT INCOME PORTFOLIO

DECEMBER 31, 1996

LONG-TERM INVESTMENTS -- 97.6%

PRINCIPAL

AMOUNT          VALUE

(000)         (NOTE 2)
LONG-TERM BONDS

                                                    --------
-----  --------------
ASSET BACKED SECURITIES -- 3.2%
  Chase Manhattan Credit Card Trust,
    5.735%, 08/15/01, Series 1995-2 (a)...........  $
12,500  $   12,507,750
  Equicon Home Equity Loan Trust,
    7.850%, 03/18/14, Series 1994-2...............
2,693       2,751,498

--------------

15,259,248

--------------
COLLATERALIZED MORTGAGE OBLIGATION -- 2.1%
  Main Place Funding,
    5.877%, 07/17/98 (a)..........................
10,000      10,018,750

--------------
FOREIGN -- 4.6%
  United Mexican States,
    7.563%, 08/06/01..............................
22,000      22,051,700

--------------
MORTGAGE PASS-THROUGHS -- 26.3%
  Federal Home Loan Mortgage Corp.,
    7.387%, 06/01/25 (a)..........................
11,981      12,310,286
  Federal National Mortgage Association,
    8.000%, 03/01/22-05/01/26.....................
25,403      25,909,961
    8.500%, 05/01/24-04/01/25.....................
30,853      32,075,358
    9.000%, 02/01/25-04/01/25.....................
13,122      13,859,399
  Government National Mortgage Association,
    7.500%, 12/15/25-02/15/26.....................
19,696      19,729,369
    8.000%, 09/15/23-10/15/25.....................
22,291      22,794,555

--------------

126,678,928

--------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 61.4%
  Israel AID,
    Zero Coupon, 03/15/06-08/15/09................
38,272      18,501,606
  Resolution Funding Corp.,
    Zero Coupon, 07/15/16.........................
30,000       7,764,600
    8.125%, 10/15/19..............................
4,200       4,748,604
  Small Business Administration Participation
    Certificate,
    7.200%, 10/01/16..............................
20,000      20,097,600
  Student Loan Marketing Association,
    5.880%, 02/06/01..............................
19,290      18,861,955
  United States Treasury Bonds,
    8.125%, 08/15/19..............................
35,000      40,485,200
    12.000%, 08/15/13.............................
24,100      34,474,327
  United States Treasury Notes,
    6.250%, 04/30/01..............................
15,000      15,032,850
    6.250%, 10/31/01..............................
14,600      14,613,724
    6.500%, 05/31/01..............................
5,000       5,054,700
    6.500%, 08/31/01..............................
25,000      25,273,500
    6.500%, 11/15/26..............................
5,000       4,907,050
    6.875%, 03/31/00..............................
20,000      20,450,000
    7.750%, 12/31/99..............................
55,000      57,526,700
    10.625%, 08/15/15.............................
6,000       8,483,460

--------------

296,275,876

--------------
TOTAL LONG-TERM INVESTMENTS
  (cost
$467,932,592)............................................
470,284,502

--------------

DECEMBER 31, 1996


PRINCIPAL

AMOUNT          VALUE
SHORT-TERM INVESTMENT -- 1.3%
(000)         (NOTE 2)
                                                    --------
-----  --------------
REPURCHASE AGREEMENT
  Joint Repurchase Agreement Account,
    6.613%, 01/02/97 (cost $6,517,000) (Note 5)...  $
6,517  $    6,517,000

--------------

TOTAL INVESTMENTS -- 98.9%
  (cost $474,449,592; Note
6)....................................     476,801,502
OTHER ASSETS IN EXCESS OF
  LIABILITIES --
1.1%............................................
5,233,938

--------------
TOTAL NET ASSETS --
100.0%.......................................  $
482,035,440

--------------

--------------

(a) The interest rate shown reflects the current rate of
           variable rate instruments.

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES C1
THROUGH C6.

                                       B6

                        ZERO COUPON BOND 2000 PORTFOLIO

DECEMBER 31, 1996

LONG-TERM INVESTMENTS -- 99.5%

PRINCIPAL

AMOUNT          VALUE

(000)         (NOTE 2)
LONG-TERM BONDS

                                                    --------
-----  --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS
  Federal National Mortgage Association,
    Zero Coupon, 01/24/02.........................  $
7,777  $    5,661,423
    Zero Coupon, 07/24/02.........................
5,527       3,887,028
  United States Treasury Bonds,
    Zero Coupon, 02/15/00.........................
5,000       4,145,350
    Zero Coupon, 11/15/00.........................
21,630      17,106,302
    Zero Coupon, 02/15/02.........................
18,750      13,706,250

--------------

44,506,353

--------------
TOTAL LONG-TERM INVESTMENTS
  (cost
$42,297,668).............................................
44,506,353

--------------

SHORT-TERM INVESTMENT -- 0.6%
REPURCHASE AGREEMENT
  Joint Repurchase Agreement Account,
    6.613%, 01/02/97 (cost $296,000) (Note 5).....
296         296,000

--------------
TOTAL INVESTMENTS -- 100.1%
  (cost $42,593,668; Note
6).....................................      44,802,353
LIABILITIES IN EXCESS OF OTHER
  ASSETS --
(0.1%)...............................................
(63,183)

--------------
TOTAL NET ASSETS --
100.0%.......................................  $
44,739,170

--------------

--------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES C1
THROUGH C6.

                                       B7

                        ZERO COUPON BOND 2005 PORTFOLIO

DECEMBER 31, 1996

LONG-TERM INVESTMENTS -- 99.9%

PRINCIPAL

AMOUNT          VALUE

(000)         (NOTE 2)
LONG-TERM BONDS

                                                    --------
-----  --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 99.9%
  Federal National Mortgage Association,
    Zero Coupon, 07/24/05.........................  $
5,100  $    2,906,184
  Financing Corp.,
    Zero Coupon, 03/07/04.........................
3,350       2,102,393
  Resolution Funding Corp.,
    Zero Coupon, 07/15/07.........................
5,000       2,497,100
  United States Treasury Bonds,
    Zero Coupon, 11/15/04.........................
11,000       6,662,920
    Zero Coupon, 11/15/05.........................
3,000       1,699,860
    Zero Coupon, 02/15/06.........................
7,000       3,895,850
    Zero Coupon, 05/15/06.........................
11,000       6,019,860

--------------
TOTAL LONG-TERM INVESTMENTS
  (cost $23,876,529; Note
6).....................................      25,784,167
OTHER ASSETS IN EXCESS OF LIABILITIES --
0.1%....................

30,563

--------------
TOTAL NET ASSETS --
100.0%.......................................  $
25,814,730

--------------

--------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES C1
THROUGH C6.

                                       B8

                        CONSERVATIVE BALANCED PORTFOLIO

DECEMBER 31, 1996

LONG-TERM INVESTMENTS -- 91.2%

VALUE
COMMON STOCKS -- 36.7%
SHARES         (NOTE 2)
                                                    --------
-----  --------------
AEROSPACE/DEFENSE -- 0.6%
  GenCorp, Inc....................................
629,100  $   11,402,438
  Litton Industries, Inc. (a).....................
241,400      11,496,675
  UNC, Inc. (a)...................................
278,800       3,345,600

--------------

26,244,713

--------------
AIRLINES -- 1.2%
  AMR Corp. (a)...................................
378,700      33,372,937
  USAir Group, Inc. (a)...........................
776,100      18,141,337

--------------

51,514,274

--------------
AUTOS - CARS & TRUCKS -- 0.5%
  A.O. Smith Corp.................................
450,000      13,443,750
  Ford Motor Co...................................
295,900       9,431,812

--------------

22,875,562

--------------
AUTOMOBILES & TRUCKS -- 1.8%
  Chrysler Corp...................................
929,500      30,673,500
  General Motors Corp.............................
464,700      25,907,025
  Goodyear Tire & Rubber Co.......................
250,800      12,884,850
  Mascotech, Inc..................................
604,200       9,893,775

--------------

79,359,150

--------------
CHEMICALS -- 0.1%
  Millenium Chemicals, Inc. (a)...................
188,227       3,341,029

--------------
CHEMICALS - SPECIALTY -- 1.0%
  Ferro Corp......................................
609,100      17,283,212
  M.A. Hanna Co...................................
689,950      15,092,656
  OM Group, Inc...................................
435,400      11,755,800

--------------

44,131,668

--------------
COMMERCIAL SERVICES -- 0.3%
  BW/IP, Inc. (Class 'A' Stock)...................
365,600       6,032,400
  IMO Industries, Inc. (a)........................
575,600       1,798,750
  Parker-Hannifin Corp............................
197,450       7,651,187

--------------

15,482,337

--------------
COMPUTER HARDWARE -- 1.4%
  Amdahl Corp. (a)................................
836,600      10,143,775
  Digital Equipment Corp. (a).....................
293,500      10,676,063
  International Business Machines Corp............
278,900      42,113,900

--------------

62,933,738

--------------
CONSTRUCTION -- 0.2%
  McDermott International, Inc....................
481,900      10,601,800

--------------
CONSUMER SERVICES -- 0.4%
  ADT Ltd. (a)....................................
576,300      13,182,863
  SPS Transaction Services, Inc. (a)..............
185,900       2,834,975

--------------

16,017,838

--------------
CONTAINERS & PACKAGING -- 0.2%
  Sealed Air Corp. (a)............................
183,600       7,642,350

--------------
DIVERSIFIED CONSUMER PRODUCTS -- 1.0%
  RJR Nabisco Holdings Corp.......................
791,400      26,907,600
  Whitman Corp....................................
849,000      19,420,875

--------------

46,328,475

--------------
DRUGS AND MEDICAL SUPPLIES -- 0.3%
  United States Surgical Corp.....................
339,700      13,375,688

--------------
ELECTRICAL EQUIPMENT -- 1.0%
  Belden, Inc.....................................
457,600      16,931,200
  Westinghouse Electric Corp......................
1,487,300      29,560,087

--------------

46,491,287

--------------

DECEMBER 31, 1996


VALUE
COMMON STOCKS (CONTINUED)
SHARES         (NOTE 2)
                                                    --------
-----  --------------
ELECTRONICS -- 1.3%
  National Semiconductor Corp. (a)................
964,000  $   23,497,500
  Texas Instruments, Inc..........................
557,700      35,553,375

--------------

59,050,875

--------------
ENGINEERING & CONSTRUCTION -- 0.2%
  Giant Cement Holdings, Inc. (a).................
400,400       6,456,450

--------------
FINANCIAL SERVICES -- 2.9%
  Alex Brown, Inc.................................
278,100      20,162,250
  Lehman Brothers Holdings, Inc...................
1,597,400      50,118,425
  Merrill Lynch & Co., Inc........................
185,900      15,150,850
  Morgan Stanley Group, Inc.......................
209,200      11,950,550
  Salomon, Inc....................................
650,700      30,664,237

--------------

128,046,312

--------------
FOREST PRODUCTS -- 1.7%
  Champion International Corp.....................
650,700      28,142,775
  Louisiana-Pacific Corp..........................
650,700      13,746,037
  Mead Corp.......................................
326,100      18,954,562
  Willamette Industries, Inc......................
238,100      16,577,712

--------------

77,421,086

--------------
GAS PIPELINES -- 0.3%
  Western Gas Resources, Inc......................
659,000      12,685,750

--------------
HOUSEHOLD PRODUCTS -- 0.3%
  Jan Bell Marketing, Inc. (a)....................
964,200       1,988,663
  Leggett & Platt, Inc............................
366,600      12,693,525

--------------

14,682,188

--------------
HOUSING RELATED -- 1.1%
  Hanson, PLC, ADR, (United Kingdom)..............
2,540,300      17,147,025
  Owens Corning...................................
620,800      26,461,600

--------------

43,608,625

--------------
INSURANCE -- 3.0%
  Allstate Corp...................................
124,999       7,234,317
  Equitable of Iowa Companies.....................
346,500      15,895,687
  Financial Security Assurance Holdings, Ltd......
218,100       7,170,037
  PennCorp Financial Group, Inc...................
513,500      18,486,000
  Provident Companies, Inc........................
170,900       8,267,287
  Reinsurance Group of America, Inc...............
487,800      22,987,575
  TIG Holdings, Inc...............................
546,900      18,526,237
  Trenwick Group, Inc.............................
273,300      12,640,125
  W.R. Berkley Corp...............................
180,100       9,140,075
  Western National Corp...........................
836,600      16,104,550

--------------

136,451,890

--------------
INTEGRATED PRODUCERS -- 0.2%
  Murphy Oil Corp.................................
177,400       9,867,875

--------------
MACHINERY -- 1.4%
  Case Corp.......................................
597,500      32,563,750
  DT Industries, Inc..............................
226,100       7,913,500
  Paxar Corp......................................
1,232,660      21,263,385

--------------

61,740,635

--------------
MEDIA -- 1.6%
  Central Newspapers, Inc. (Class 'A' Stock)......
319,800      14,071,200
  Gannett Co., Inc................................
185,900      13,919,262
  Hollinger International, Inc....................
155,600       1,789,400
  Houghton Mifflin Co.............................
185,900      10,526,587
  Knight-Ridder, Inc..............................
371,800      14,221,350
  Lee Enterprises, Inc............................
325,300       7,563,225

                                       B9

                  CONSERVATIVE BALANCED PORTFOLIO
(CONTINUED)
DECEMBER 31, 1996


VALUE
COMMON STOCKS (CONTINUED)
SHARES         (NOTE 2)
                                                    --------
-----  --------------
MEDIA -- CONT'D
  McGraw-Hill, Inc................................
185,500  $    8,556,187
  Media General, Inc. (Class 'A' Stock)...........
59,000       1,784,750

--------------

72,431,961

--------------
METALS-NON FERROUS -- 1.1%
  Aluminum Company of America.....................
750,500      47,844,375

--------------
MISCELLANEOUS - BASIC INDUSTRY -- 2.0%
  Danaher Corp....................................
435,800      20,319,175
  Donaldson, Inc..................................
372,200      12,468,700
  IDEX Corp.......................................
275,300      10,977,587
  Mark IV Industries, Inc.........................
558,793      12,642,692
  Trinity Industries, Inc.........................
358,300      13,436,250
  Wolverine Tube, Inc. (a)........................
259,800       9,157,950
  York International Corp.........................
185,000      10,336,875

--------------

89,339,229

--------------
MISCELLANEOUS - INDUSTRIAL -- 0.8%
  Coltec Industries, Inc. (a).....................
299,900       5,660,613
  Global Industrial Technologies, Inc. (a)........
390,700       8,644,238
  Material Sciences Corp. (a).....................
649,600      11,692,800
  Titan Wheel International, Inc..................
695,550       8,868,263

--------------

34,865,914

--------------
OIL - EXPLORATION & PRO
